United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105-4300

(Address of principal executive offices) (Zip code)

Robert Bruno

First Eagle Funds

1345 Avenue of the Americas

New York, New York 10105-4300

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 632-2700

Date of fiscal year end:  October 31, 2005

Date of reporting period:  July 31, 2005

Item 1.  Schedule of Investments. – The schedule of investments for the nine-month period ended July 31, 2005, is filed herewith.

First Eagle Global Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks - U.S. (21.99%)

	Consumer Discretionary (1.42%)
3,392,150	McDonald’s Corporation	$76,431,152	$105,733,315
1,600,000	Papa John’s International Inc. (a)(c)	46,519,649	68,960,000
192,250	Allen Organ Company, Class ‘B’	6,030,882	11,799,344
390,000	Weyco Group, Inc.	1,285,374	8,973,900
185,000	St. John Knits International Inc. (a)	3,180,703	6,021,750
500,000	A.T. Cross Company, Class ‘A’ (a)	4,150,673	2,505,000
		137,598,433	203,993,309

	Consumer Staples (0.13%)
250,000	Altria Group Inc.	7,640,520	16,740,000
82,570	Seneca Foods Corporation 0% Conv. Pfd. due 12/31/2049 (a)(j)	1,242,678	1,329,377
		8,883,198	18,069,377

	Energy (2.35%)
3,767,000	Burlington Resources, Inc.	141,176,930	241,502,370
618,224	SEACOR Holdings Inc. (a)	25,899,776	40,951,158
550,000	ConocoPhillips	14,952,547	34,424,500
268,000	Murphy Oil Corporation	2,633,035	14,214,720
85,000	CONSOL Energy, Inc. (b)	1,514,700	5,725,600
		186,176,988	336,818,348

	Financials (0.01%)
114,750	East Texas Financial Services, Inc. (c)	862,687	1,924,931
8,200	Redwood Financial, Inc. (a)(e)	71,750	172,200
		934,437	2,097,131

	Health Care (0.60%)
1,340,100	Johnson & Johnson Inc.	77,724,979	85,712,796

	Holding Companies (1.85%)
3,047	Berkshire Hathaway Inc., Class ‘A’ (a)	248,363,799	254,424,500
7,432	Case Pomeroy & Company, Inc. Class ‘A’	7,366,948	9,862,264
2,485	J.G. Boswell Company	573,840	1,538,215
		256,304,587	265,824,979

	Industrials (2.56%)
3,530,000	Tyco International Limited	67,196,672	107,559,100
5,776,541	Blount International Inc. (a)(c)	78,035,076	101,551,591
870,960	Manpower Inc.	34,320,745	41,631,888
765,000	SPX Corporation	34,198,773	37,393,200
700,000	UniFirst Corporation (c)	10,743,920	31,157,000
651,227	Banta Corporation	28,938,738	31,089,577
350,960	Franklin Electric Company, Inc.	6,485,330	15,270,270
365,000	Kaiser Ventures LLC (a)(j)	–	1,277,500
4,805	Conbraco Industries, Inc. (a)	1,568,050	1,028,270
		261,487,304	367,958,396
	Materials (0.70%)
1,435,000	Vulcan Materials Company	59,885,908	100,794,400

	Media (2.68%)
15,625,000	Liberty Media Corporation (a)	120,216,081	137,343,750
2,701,030	Clear Channel Communications Inc.	87,170,722	88,161,619
1,575,000	Valassis Communications, Inc. (a)	45,909,183	62,291,250
1,000,000	Liberty Global, Inc.	33,361,789	47,440,000
1,562,500	Discovery Holding Company, Inc., Class ‘A’	21,189,480	22,296,875
1,000,000	The DIRECTV Group, Inc. (a)	10,572,284	15,400,000
281,791	Dow Jones & Company, Inc.	10,444,173	10,575,616
34,924	Mills Music Trust (c)	1,055,337	1,501,732
		329,919,049	385,010,842
	Paper and Forest Products (2.21%)
3,708,563	Rayonier Inc. (c)	106,796,492	211,536,434
1,864,400	Plum Creek Timber Company, Inc.	54,325,545	70,567,540
587,100	Deltic Timber Corporation	17,756,896	25,092,654
445,200	Longview Fibre Company	2,781,244	9,963,576
		181,660,177	317,160,204
	Precious Metals (1.43%)
2,500,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	88,980,990	100,700,000
445,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	13,421,317	19,081,600

See Notes to Schedule of Investments

925,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	9,690,611	3,589,000
5,471,750	Newmont Mining Corporation Holding Company	37,636,211	81,514,583
		149,729,129	204,885,183
	Real Estate (0.10%)
500,000	Crescent Real Estate Equities Company	7,671,061	9,760,000
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,244	3,884,902
21,124	Security Global European Realty (a)(e)	422,475	337,773
		11,028,780	13,982,675

	Retail (3.90%)
7,317,900	Costco Wholesale Corporation	302,948,065	336,403,863
2,500,000	Tiffany & Company	71,936,149	85,075,000
1,425,000	Barnes and Noble, Inc. (a)	27,416,607	58,453,500
700,000	May Department Stores Company	16,184,109	28,735,000
575,000	The Sherwin-Williams Company	16,399,200	27,375,750
1,000,000	Dillard’s Inc., Class ‘A’	16,266,643	22,860,000
150,000	Hancock Fabrics, Inc.	477,528	1,035,000
		451,628,301	559,938,113

	Technology and Telecommunications (1.95%)
6,983,420	Microsoft Corporation	179,950,845	178,845,386
3,606,630	American Power Conversion Corporation	64,237,405	101,382,369
		244,188,250	280,227,755

	Utilities (0.10%)
325,000	CalEnergy Capital Trust 6½% Conv. Pfd. due 9/01/2027	14,327,813	14,706,250

	Total Common and Preferred Stocks - U.S.	2,371,477,333	3,157,179,758

	Common and Preferred Stocks - Non-U.S. (46.25%)

	Australia and New Zealand (0.19%)
6,650,000	News and Media NZ Limited exchangeable preference shares (10)	17,173,423	20,892,970
1,417,500	Spotless Group Limited (8)	2,660,020	5,913,845
		19,833,443	26,806,815

	Austria (0.28%)
633,680	Flughafen Wien AG (16)	24,805,381	40,785,524

	Brazil (0.19%)
597,116	Petróleo Brasileiro SA ADR (3)	16,723,979	27,300,144

	Belgium (0.39%)
1,686,589	Deceuninck (c)(1)	42,104,284	55,248,906

	Canada (1.43%)
2,478,665	EnCana Corporation (3)	36,138,809	102,492,798
2,025,000	Aber Diamond Corporation (9)	66,056,173	62,890,769
3,825,000	IAMGOLD Corporation (12)	28,318,173	24,602,795
625,000	Pan American Silver Corporation (a)(b)(12)	1,994,168	9,822,852
300,000	Meridian Gold Inc. (a)(12)	1,088,716	5,381,881
		133,596,039	205,191,095

	Chile (0.07%)
700,000	Quinenco SA ADR (8)	4,366,596	9,457,000

	China (0.45%)
718,799	PetroChina Company, Limited ADR (3)	22,245,594	64,138,435

	Commonwealth of Independent States (0.07%)
556,624	Firebird Fund, L.P. (a)(b)(e)(7)	1,000,000	9,634,608

	Denmark (0.37%)
735,000	Carlsberg A/S, ‘B’ (2)	27,421,802	39,324,947
265,000	Carlsberg A/S, ‘A’ (2)	11,736,822	13,294,927
		39,158,624	52,619,874
	France (10.18%)
8,103,995	Sodexho Alliance SA (1)	238,412,474	289,754,346
2,385,546	L’Oréal SA (2)	179,076,236	188,416,721
2,000,000	Wendel Investissement (7)	47,167,114	174,465,494
4,798,000	Vivendi Universal SA (a)(10)	112,184,833	152,805,930
2,858,074	Remy Cointreau SA (2)	98,353,927	126,288,577
1,465,000	Essilor International SA (6)	71,835,914	106,555,892
1,412,000	Accor SA (1)	67,275,996	71,950,637
2,247,750	PagesJaunes Groupe SA (10)	40,083,941	55,059,845
900,000	Societe BIC SA (8)	41,548,917	50,709,039
477,000	Neopost SA (8)	27,488,265	44,387,880
765,000	Financiere Marc de Lacharriere SA (7)	31,307,572	42,852,086

See Notes to Schedule of Investments

52,250	Société Sucrière de Pithiviers-le-Vieil (c)(2)	27,284,263	34,231,877
731,600	Cap Gemini SA (a)(15)	25,347,564	24,569,167
56,250	Taittinger C.I. (1)	2,775,854	19,961,770
31,780	Taittinger SA (1)	7,172,299	12,870,366
155,000	Guyenne Et Gascogne SA (2)	16,788,228	17,855,718
99,504	Robertet SA (2)	12,512,191	14,124,629
42,252	Robertet SA C.I. (2)	800,508	4,654,615
350,000	Sagem SA (15)	1,825,715	7,779,365
70,000	NSC Groupe (c) (8)	12,400,388	5,944,930
85,000	Gaumont SA (10)	4,535,314	5,893,670
385,000	Sabeton SA (c) (7)	4,841,233	5,721,995
20,000	Societe du Louvre Reg D (1)	2,397,071	3,535,413
		1,073,415,817	1,460,389,962

	Germany (1.57%)
1,725,000	Fraport AG (16)	58,923,204	78,440,317
735,000	Hornbach Holding AG Pfd. (1)	46,863,613	65,988,722
113,393	Bertelsmann AG D.R.C. (10)	26,746,576	32,949,217
1,000,000	Suedzucker AG (2)	13,706,992	20,916,447
264,000	Vossloh AG (16)	13,553,161	14,282,100
557,028	Singulus Technologies AG (8)	6,291,536	7,082,539
50,000	Axel Springer Verlag AG (10)	1,553,189	5,823,605
10,651	Hornbach Baumarkt AG (1)	391,481	390,255
		168,029,752	225,873,202

	Hong Kong (0.69%)
6,225,000	Guoco Group Limited (7)	52,462,656	64,864,604
25,000,000	Shaw Brothers (Hong Kong) Limited (c) (10)	25,226,481	32,160,545
21,500,000	City e-Solutions Limited (c) (1)	971,287	2,350,936
		78,660,424	99,376,085

	India (0.52%)
7,150,000	Hindustan Lever Limited (2)	19,866,524	27,479,109
2,325,000	Tata Motors Limited (1)	23,275,395	25,741,454
1,174,999	Nestle India Limited (2)	14,548,375	20,931,698
		57,690,294	74,152,261

	Italy (0.70%)
5,439,955	Italcementi S.p.A. RNC (9)	53,216,486	62,997,294
2,011,461	Caltagirone Editore S.p.A. (10)	16,056,367	18,107,820
280,175	Italmobiliare S.p.A. (9)	14,313,975	14,905,606
724,246	Gewiss S.p.A. (8)	4,639,070	4,569,199
		88,225,898	100,579,919

	Japan (10.34%)
5,084,800	Toyota Motor Corporation (1)	185,183,520	192,434,550
5,675,000	Shimano Inc. (c) (1)	93,079,216	179,902,048
2,991,600	Ono Pharmaceutical Company, Limited (6)	127,255,062	143,053,357
3,000,000	Secom Company, Limited (8)	112,613,234	133,303,651
24,025,000	Aioi Insurance Company, Limited (4)	89,923,374	114,455,699
5,575,000	Toho Company Limited (10)	82,962,282	83,898,041
12,000,000	NIPPONKOA Insurance Company, Limited (4)	54,518,219	77,257,346
2,062,500	Kose Corporation (2)	71,073,532	71,810,997
555,000	Nintendo Company, Limited (15)	45,409,065	58,317,008
2,261,500	Olympus Corporation (6)	47,008,978	45,713,313
2,000,000	Makita Corporation (1)	14,940,376	42,119,323
4,500,000	Mitsui Sumitomo Insurance Company, Limited (4)	23,444,565	40,031,167
7,575,000	Iino Kaiun Kaisha, Limited (c) (16)	30,440,269	39,325,245
1,250,000	Fuji Photo Film Company, Limited (1)	36,015,119	38,846,839
3,000,000	Wacoal Corporation (2)	27,650,425	37,239,537
1,500,000	Shimachu Company Limited (1)	35,941,986	37,132,680
1,305,000	Chofu Seisakusho Company, Limited (1)	24,948,256	26,495,102
1,000,000	Aderans Company (2)	23,155,963	24,309,884
1,237,500	Shoei Company, Limited (c) (7)	7,248,298	20,937,222
2,825,000	Okumura Corporation (8)	12,673,085	15,672,084
254,000	Canon Inc. (15)	13,806,028	12,575,601
1,079,900	Seikagaku Corporation (a) (6)	11,099,559	11,837,550
770,000	T. Hasegawa Co. Limited (2)	12,754,030	11,587,711
1,000,000	Nisshinbo Industries, Inc. (1)	4,271,416	8,192,342
484,500	Nissin Healthcare Food Service Company, Limited (2)	7,797,533	7,765,806
600,000	Mitsubishi Securities Company, Limited (4)	4,300,878	5,113,090
160,600	Cosel Company, Limited (8)	4,517,071	4,461,906
		1,204,031,339	1,483,789,099

	Luxembourg (0.16%)
240,860	Tenaris SA ADR (3)	9,348,952	22,609,528

	Mexico (0.52%)
12,725,000	Industrias Peñoles, SA de C.V. (12)	28,034,478	59,459,980
6,842,100	Embotelladoras Arca SA (2)	12,460,765	15,365,713

See Notes to Schedule of Investments

		40,495,243	74,825,693

	Netherlands (1.53%)
3,050,000	Heineken Holding NV (2)	79,781,676	89,587,060
7,380,000	Koninklijke Ahold NV (a)(14)	58,061,589	65,004,533
1,075,000	Arcadis NV (c)(8)	15,041,330	25,915,345
287,415	OPG Groep NV (6)	6,848,009	22,317,218
767,500	Holdingmaatschappij de Telegraaf NV (10)	14,080,509	16,761,063
		173,813,113	219,585,219

	Russia (0.00%)
250,000	YUKOS Oil Company ADR (a)(3)	6,914,216	640,000

	Singapore (0.36%)
4,000,000	Fraser & Neave Limited (2)	25,007,469	39,464,581
13,467,250	ComfortDelgro Corporation Limited (16)	3,279,184	12,719,857
		28,286,653	52,184,438

	South Africa (0.61%)
3,025,000	Harmony Gold Mining Company Limited ADR (12)	34,910,455	24,805,000
1,000,000	Harmony Gold Mining Company Limited (12)	4,591,642	8,365,019
2,000,000	Gold Fields Limited (12)	7,102,817	21,898,099
1,425,000	Gold Fields Limited ADR (12)	18,096,752	15,375,750
7,150,000	Mvelaphanda Resources Limited (a)(12)	23,702,956	17,018,631
		88,404,622	87,462,499

	South Korea (4.48%)
773,370	Samsung Electronics Company, Limited Pfd. (15)	182,212,773	291,723,659
2,225,000	KT&G Corporation (2)	58,910,392	89,800,156
2,834,118	SK Telecom Company Limited ADR (15)	56,545,904	60,848,513
1,291,980	Hana Bank (a)(4)	34,357,970	41,222,659
46,250	Lotte Confectionery Company, Limited (2)	14,466,853	32,451,383
65,500	Nam Yang Dairy Products (c)(2)	14,805,002	31,684,257
1,550,000	Samsung Corporation (15)	13,005,625	24,538,259
2,125,000	Daeduck Electronics Company, Limited (15)	15,483,529	18,398,808
966,000	Kangwon Land Inc. (1)	14,292,624	15,481,677
501,000	Kukdong Electric Wire Company, Limited (c)(15)	10,918,559	12,239,812
35,000	Amorepacific Corporation (2)	7,575,167	9,628,164
784,950	Daeduck GDS Company, Limited (15)	5,030,482	7,440,648
7,750	Lotte Chilsung Beverage Company (2)	1,161,734	7,119,124
		428,766,614	642,577,119

	Spain (1.50%)
3,500,000	Corporacion Financiera Alba SA (c)(7)	75,163,515	146,372,667
1,619,610	Altadis SA (2)	49,099,094	68,499,672
		124,262,609	214,872,339

	Switzerland (6.55%)
1,070,811	Nestlé SA (2)	279,679,489	293,799,820
3,560,000	Pargesa Holding AG (7)	215,923,021	269,403,912
672,511	Kuehne & Nagel International AG (16)	58,106,835	150,067,458
26,500	Lindt & Spruengli AG PC (2)	13,387,426	41,095,157
1,875	Lindt & Spruengli AG (2)	17,591,951	29,076,762
100,000	Schindler Holding PC (8)	29,423,652	40,360,137
47,360	Schindler Holding AG (8)	15,687,669	19,371,872
56,250	Edipresse SA (10)	18,522,780	28,814,809
41,500	Sika Finanz AG (a)(9)	8,236,996	27,443,341
12,750	Zehnder Group AG-B (8)	15,497,318	15,774,216
83,073	Société Générale d’Affichage (a)(10)	8,258,424	13,205,022
297,940	Micronas Semiconductor Holding AG (15)	10,994,303	11,793,651
		691,309,864	940,206,157

	Taiwan (0.04%)
5,002,000	PHOENIXTEC POWER Co. Limited (8)	5,350,919	5,069,489

	Thailand (0.03%)
577,000	The Oriental Hotel Public Company Limited (1)	2,636,472	4,294,082

	United Kingdom (2.86%)
3,875,000	Anglo American Plc (12)	89,780,175	98,146,620
10,000,000	Associated British Ports Holding (16)	81,638,196	82,316,520
11,373,600	Millennium & Copthorne Hotel Plc (1)	64,231,721	72,468,203
1,375,000	Amdocs Limited (a)(15)	29,218,760	40,823,750
4,375,000	IMI Plc (8)	16,704,937	34,262,822
16,158,810	Enodis Plc (a)(8)	12,762,040	34,106,077
4,394,000	easyJet Plc (a) (16)	18,402,838	18,606,620
700,000	Antofagasta Holdings Plc (12)	1,822,782	16,498,482
3,000,000	McBride Plc (2)	7,569,080	7,664,407
145,000	Lonmin Plc (12)	292,225	2,920,214
700,000	J.Z. Equity Partners, Plc (4)	1,316,267	2,037,686

See Notes to Schedule of Investments

		323,739,021	409,851,401
	Miscellaneous (0.17%)
1,375,000	Banco Latinoamericano de Exportaciones SA ADR (4)	22,535,552	24,488,750
	Total Common and Preferred Stocks	7,291,228,647	9,791,189,401
Ounces
	Commodities (1.36%)
317,942	Gold bullion (a)	131,821,027	136,778,473
7,967,808	Silver bullion (a)	52,712,573	57,647,091
	Total Commodities	184,533,600	194,425,564

Principal Amount
	Notes, Bonds and Convertible Bonds (6.50%) Commodity-Linked Notes (1.04%)
$1,125,000	HSBC Gold-Linked Note 0% due 8/08/2005 (a)(b)(d)(e)(g)(12)	1,125,000	1,266,975
1,157,500	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,157,500	1,303,113
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(g)(12)	1,174,000	1,321,807
1,200,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,314,960
1,000,000	HSBC Gold-Linked Note 0% due 9/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,066,600
1,000,000	HSBC Gold-Linked Note 0% due 9/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,077,700
1,000,000	HSBC Gold-Linked Note 0% due 9/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,106,900
1,000,000	HSBC Gold-Linked Note 0% due 9/19/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,084,900
1,000,000	HSBC Gold-Linked Note 0% due 10/03/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,057,200
1,000,000	HSBC Gold-Linked Note 0% due 10/04/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,055,700
1,000,000	HSBC Gold-Linked Note 0% due 10/21/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,032,800
1,000,000	HSBC Gold-Linked Note 0% due 10/25/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,019,600
1,000,000	HSBC Gold-Linked Note 0% due 10/27/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,002,400
1,210,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,210,000	1,221,616
1,000,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,007,100
1,000,000	HSBC Gold-Linked Note 0% due 11/01/2005 (a)(b)(d)(e)(g)(12)	1,000,000	987,700
1,000,000	HSBC Gold-Linked Note 0% due 11/02/2005 (a)(b)(d)(e)(g)(12)	1,000,000	992,900
1,000,000	HSBC Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,000,000	997,500
855,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	855,000	858,847
1,000,000	HSBC Gold-Linked Note 0% due 11/08/2005 (a)(b)(d)(e)(g)(12)	1,000,000	986,600
1,000,000	HSBC Gold-Linked Note 0% due 11/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,007,800
1,000,000	HSBC Gold-Linked Note 0% due 11/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	976,300
1,000,000	HSBC Gold-Linked Note 0% due 11/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	970,300
2,000,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,909,400
1,552,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(g)(12)	1,552,000	1,486,195
1,173,000	HSBC Gold-Linked Note 0% due 11/24/2005 (a)(b)(d)(e)(g)(12)	1,173,000	1,101,212
1,000,000	HSBC Gold-Linked Note 0% due 11/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	925,200
1,000,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(g)(12)	1,000,000	922,800
2,000,000	HSBC Gold-Linked Note 0% due 12/05/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,834,200
1,000,000	HSBC Gold-Linked Note 0% due 12/07/2005 (a)(b)(d)(e)(g)(12)	1,000,000	915,000
1,000,000	HSBC Gold-Linked Note 0% due 12/07/2005 (a)(b)(d)(e)(g)(12)	1,000,000	906,700
1,000,000	HSBC Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	923,700
1,000,000	HSBC Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	916,300
2,000,000	HSBC Gold-Linked Note 0% due 12/12/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,832,000
1,000,000	HSBC Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	905,300
1,000,000	HSBC Gold-Linked Note 0% due 12/14/2005 (a)(b)(d)(e)(g)(12)	1,000,000	909,200
1,000,000	HSBC Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	963,600
1,000,000	HSBC Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	956,100
1,000,000	HSBC Gold-Linked Note 0% due 12/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	957,100
1,000,000	HSBC Gold-Linked Note 0% due 12/21/2005 (a)(b)(d)(e)(g)(12)	1,000,000	958,500
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(g)(12)	1,000,000	956,200
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(g)(12)	1,000,000	946,800
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(g)(12)	1,000,000	939,800
1,320,000	HSBC Gold-Linked Note 0% due 12/29/2005 (a)(b)(d)(e)(g)(12)	1,320,000	1,220,736
1,000,000	HSBC Gold-Linked Note 0% due 12/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	944,600
1,000,000	HSBC Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(g)(12)	1,000,000	945,300
2,000,000	HSBC Gold-Linked Note 0% due 1/04/2006 (a)(b)(d)(e)(g)(12)	2,000,000	1,878,800
1,000,000	HSBC Gold-Linked Note 0% due 1/05/2006 (a)(b)(d)(e)(g)(12)	1,000,000	936,100
1,000,000	HSBC Gold-Linked Note 0% due 1/06/2006 (a)(b)(d)(e)(g)(12)	1,000,000	967,600
1,000,000	HSBC Gold-Linked Note 0% due 1/06/2006 (a)(b)(d)(e)(g)(12)	1,000,000	955,500
2,100,000	HSBC Gold-Linked Note 0% due 1/30/2006 (a)(b)(d)(e)(h)(12)	2,100,000	2,113,020
1,160,000	HSBC Gold-Linked Note 0% due 3/06/2006 (a)(b)(d)(e)(h)(12)	1,160,000	1,115,688
1,175,000	HSBC Gold-Linked Note 0% due 3/10/2006 (a)(b)(d)(e)(h)(12)	1,175,000	1,147,740
655,000	HSBC Gold-Linked Note 0% due 3/14/2006 (a)(b)(d)(e)(g)(12)	655,000	640,130
1,750,000	HSBC Gold-Linked Note 0% due 4/11/2006 (a)(b)(d)(e)(g)(12)	1,750,000	1,765,050
5,860,000	HSBC Gold-Linked Note 0% due 6/28/2006 (a)(b)(d)(e)(g)(12)	5,860,000	5,706,468
1,140,000	HSBC Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(g)(12)	1,140,000	1,103,520
1,330,000	HSBC Gold-Linked Note 0% due 6/30/2006 (a)(b)(d)(e)(g)(12)	1,330,000	1,278,263
3,930,000	HSBC Gold-Linked Note 0% due 7/17/2006 (a)(b)(d)(e)(g)(12)	3,930,000	3,972,444
6,240,000	HSBC Gold-Linked Note 0% due 7/24/2006 (a)(b)(d)(e)(g)(12)	6,240,000	6,442,176
1,830,000	HSBC Gold-Linked Note 0% due 8/02/2006 (a)(b)(d)(e)(g)(12)	1,830,000	1,853,973
1,000,000	HSBC Silver-Linked Note 0% due 10/05/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,122,000
1,000,000	HSBC Silver-Linked Note 0% due 10/06/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,099,300
1,000,000	HSBC Silver-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,040,600
1,000,000	HSBC Silver-Linked Note 0% due 11/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	941,100

See Notes to Schedule of Investments

1,200,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,315,706
2,200,000	UBS Gold-Linked Note 0% due 8/17/2005 (a)(b)(d)(e)(g)(12)	2,200,000	2,475,460
2,250,000	UBS Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,455,418
1,200,000	UBS Gold-Linked Note 0% due 9/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,296,146
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,137,370
1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,125,315
1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,112,634
1,150,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,156,330
1,200,000	UBS Gold-Linked Note 0% due 12/08/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,109,377
2,150,000	UBS Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	2,150,000	1,980,389
2,000,000	UBS Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,825,374
1,150,000	UBS Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,045,316
1,200,000	UBS Gold-Linked Note 0% due 12/23/2005 (a)(b)(d)(e)(h)(12)	1,200,000	1,128,808
1,150,000	UBS Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(h)(12)	1,150,000	1,081,673
1,150,000	UBS Gold-Linked Note 0% due 1/03/2006 (a)(b)(d)(e)(h)(12)	1,150,000	1,055,969
650,000	UBS Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(h)(12)	650,000	646,903
1,850,000	UBS Gold-Linked Note 0% due 2/17/2006 (a)(b)(d)(e)(h)(12)	1,850,000	1,873,593
1,950,000	UBS Gold-Linked Note 0% due 2/24/2006 (a)(b)(d)(e)(h)(12)	1,950,000	2,078,879
2,400,000	UBS Gold-Linked Note 0% due 3/02/2006 (a)(b)(d)(e)(g)(12)	2,400,000	2,423,100
2,400,000	UBS Gold-Linked Note 0% due 3/03/2006 (a)(b)(d)(e)(g)(12)	2,400,000	2,395,416
1,200,000	UBS Gold-Linked Note 0% due 3/24/2006 (a)(b)(d)(e)(h)(12)	1,200,000	1,121,951
2,200,000	UBS Gold-Linked Note 0% due 5/26/2006 (a)(b)(d)(e)(g)(12)	2,200,000	2,217,842
2,600,000	UBS Gold-Linked Note 0% due 6/02/2006 (a)(b)(d)(e)(g)(12)	2,600,000	2,679,968
6,000,000	UBS Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(g)(12)	6,000,000	5,969,856
1,750,000	UBS Gold-Linked Note 0% due 7/17/2006 (a)(b)(d)(e)(g)(12)	1,750,000	1,692,371
5,750,000	UBS Gold-Linked Note 0% due 7/26/2006 (a)(b)(d)(e)(g)(12)	5,750,000	5,813,802
1,850,000	UBS Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(g)(12)	1,850,000	1,880,906
2,000,000	UBS Silver-Linked Note 0% due 9/23/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,448,400
1,400,000	UBS Silver-Linked Note 0% due 4/12/2006 (a)(b)(d)(e)(h)(12)	1,400,000	1,461,257
2,450,000	UBS Silver-Linked Note 0% due 5/26/2006 (a)(b)(d)(e)(g)(12)	2,450,000	2,517,444
2,700,000	UBS Silver-Linked Note 0% due 7/12/2006 (a)(b)(d)(e)(g)(12)	2,700,000	2,645,741
2,550,000	UBS Silver-Linked Note 0% due 7/18/2006 (a)(b)(d)(e)(g)(12)	2,550,000	2,608,377
		149,936,500	149,849,824
	U.S. Treasury Notes (1.12%)
10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	8,740,203	9,135,400
36,976,000	U.S. Treasury Inflation Index Note 4¼% due 1/15/2010 (5)	39,295,618	40,976,951
97,311,600	U.S. Treasury Inflation Index Note 3% due 7/15/2012 (5)	105,892,926	104,906,478
5,000,000	U.S. Treasury Note 5 3/8% due 2/15/2031 (5)	4,716,576	5,683,205
		158,645,323	160,702,034
	U.S. Dollar Bonds and Notes (1.55%)
2,750,000	Westpoint Stevens Inc. 7 7/8% due 6/15/2005 (a)(f)(1)	2,504,977	6,875
20,500,000	Tyco International Group SA 6 3/8% due 2/15/2006 (8)	17,480,140	22,467,836
5,000,000	Tyco International Group SA 6¾% due 2/15/2011 (8)	4,861,765	5,056,530
3,500,000	American Standard Companies Inc. 7 1/8% due 6/01/2006 (8)	3,190,646	4,416,234
4,910,000	American Standard Companies Inc. 8¼% due 6/01/2009 (8)	5,236,863	5,469,004
20,000,000	Lucent Technologies 7¼% due 7/15/2006 (15)	16,966,004	20,575,000
15,140,000	Columbus McKinnon Corporation 8½% due 4/01/2008 (8)	14,108,328	15,253,550
5,735,000	Columbus McKinnon Corporation 10% due 8/01/2010 (8)	5,900,063	6,308,500
3,500,000	Computer Associates 6½% due 4/15/2008 (15)	3,135,330	3,644,386
22,000,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (15)	15,875,485	18,205,000
2,385,000	Longview Fibre Company 10% due 1/15/2009 (11)	2,457,209	2,540,025
4,850,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (13)	4,928,625	5,189,500
13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	12,941,880	15,170,693
1,900,000	Sanmina-SCI Corporation 10 3/8% due 1/15/2010 (15)	1,899,111	2,118,500
1,250,000	Freeport McMoRan Copper and Gold, Inc. 10 1/8% due 2/01/2010 (12)	1,273,750	1,393,750
610,000	Ethyl Corporation 8 7/8% due 5/01/2010 (9)	646,600	637,450
1,878,000	Flowserve Finance B.V. 12¼% due 8/15/2010 (8)	1,893,090	2,009,460
6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,351,750	7,986,750
13,000,000	Steinway Musical Instruments 8¾% due 4/15/2011 (1)	13,134,912	13,747,500
3,500,000	Toys ‘R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,419,483	3,176,250
5,812,000	Blount International Inc. 8 7/8% due 8/01/2012 (8)	5,812,000	6,364,140
5,500,000	Greif Inc. Corporation 8 7/8% due 8/01/2012 (9)	5,488,011	5,995,000
646,000	Manitowoc Company Inc. 10½% due 8/01/2012 (8)	646,000	733,210
6,000,000	Fimep SA 10½% due 2/15/2013 (8)	6,000,000	6,930,000
19,718,530	Winn-Dixie 7.803% due 9/01/2017 (b)(f)(2)	16,609,775	14,899,814
8,000,000	Winn-Dixie 8.181% due 9/01/2024 (b)(f)(2)	6,185,637	6,045,000
2,000,000	Legrand SA 8½% due 2/15/2025 (8)	1,956,303	2,420,000
4,200,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,532,700	4,461,584
10,000,000	Christiania Bank Floating Rate Perpetual Notes (3.6775% @ 7/31/2005) (4)	6,826,750	8,669,640
5,500,000	Bergen Bank Floating Rate Perpetual Notes (3.25% @ 7/31/2005) (4)	3,888,750	4,620,000
3,500,000	Den Norske Bank Floating Rate Perpetual Notes (3.3375% @ 7/31/2005) (4)	2,610,000	3,158,264
3,170,000	Den Norske Bank Floating Rate Perpetual Notes (3.625% @ 7/31/2005) (4)	2,059,625	2,751,046
		200,821,562	222,420,491
	U.S. Dollar Convertible Bonds (0.26%)
2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,775,961	1,942,500
15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	12,142,964	14,156,250
12,000,000	Ivax Corporation 4½% due 5/15/2008 (6)	10,410,992	12,105,000
10,000,000	CP Ships Limited 4% due 6/30/2024 (b) (16)	9,429,496	9,762,500
2,500,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(j)(10)	2,482,264	25,000

See Notes to Schedule of Investments

			36,241,677	37,991,250
		Non U.S. Dollar Notes and Bonds (2.48%)
SGD	85,000,000	Singapore Government 2 5/8% due 10/01/2007 (5)	51,831,061	51,807,685
CAD	8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	5,301,110	7,414,948
HKD	205,000,000	Hong Kong Government 3.57% due 12/17/2007 (5)	27,257,623	26,447,835
EUR	5,000,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	4,504,326	6,452,979
GBP	15,000,000	EMI Group Plc 8¼% due 5/20/2008 (10)	23,827,593	29,006,020
EUR	1,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	1,733,805	2,135,989
SEK	125,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	21,175,671	20,287,853
EUR	2,000,000	Independent News and Media 8% due 12/15/2008 (10)	2,417,480	2,650,953
EUR	2,500,000	Independent News and Media 5¾% due 5/17/2009 (10)	2,696,261	3,108,956
MYR	165,000,000	Malaysian Government 4.305% due 2/27/2009 (5)	44,064,067	45,599,920
EUR	14,429,220	Republic of France O.A.T. 3% due 7/25/2009 (5)	12,366,271	19,147,005
EUR	3,750,000	Prosieben Media 11¼% due 7/31/2009 (10)	3,557,361	5,186,648
EUR	6,240,000	Flowserve Finance B.V. 12¼% due 8/15/2010 (8)	6,213,001	8,100,634
EUR	14,000,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b) (1)	15,527,166	15,202,035
EUR	4,000,000	Riverdeep Group Limited 9¼% due 4/15/2011 (b)(15)	4,778,015	5,301,907
EUR	8,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,857,519	11,343,897
GBP	3,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	4,989,917	5,426,411
GBP	5,875,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	9,176,792	11,948,153
EUR	4,000,000	Fimep SA 11% due 2/15/2013 (8)	4,582,369	5,841,804
EUR	1,500,000	Odyssee Financing 8 3/8% due 10/15/2014 (b)(10)	1,898,550	2,065,560
EUR	47,450,000	Ray Acquisition SCA 9 3/8% due 3/16/2015 (b) (8)	56,706,356	57,856,604
EUR	12,000,000	FINEL 9½% due 6/30/2017 (b)(e)(i)(j)(11)	14,474,400	13,831,061
			327,936,713	356,164,857

		Non U.S. Dollar Convertible Bonds (0.05%)
EUR	1,000,000	Aegis Plc 2% due 5/15/2006 (10)	979,560	1,290,596
CAD	1,600,000	Noranda Inc. 5% due 4/30/2007 (12)	1,178,703	1,294,594
NZD	4,222,459	Evergreen Forest Limited 0% due 3/19/2009 (a)(b)(11)	2,570,133	4,051,935
			4,728,396	6,637,125
		Total Notes, Bonds and Convertible Bonds	878,310,171	933,765,581
		Short Term Investments (23.57%)
	35,000,000	American Express Credit Corporation 3.12% due 8/01/2005	35,000,000	35,000,000
	30,000,000	American Express Credit Corporation 3.23% due 8/01/2005	30,000,000	30,000,000
	35,000,000	American Express Credit Corporation 3.12% due 8/02/2005	34,996,967	34,996,967
	28,955,000	American Express Credit Corporation 3.35% due 8/22/2005	28,898,417	28,898,417
	25,000,000	American Express Credit Corporation 3.35% due 8/24/2005	24,946,493	24,946,493
	25,478,000	American Express Credit Corporation 3.25% due 8/29/2005	25,413,597	25,413,597
	25,000,000	American Express Credit Corporation 3.39% due 8/30/2005	24,931,729	24,931,729
	35,785,000	American Express Credit Corporation 3.35% due 9/12/2005	35,645,140	35,645,140
	19,093,000	American Express Credit Corporation 3.43% due 9/12/2005	19,016,596	19,016,596
	21,811,000	American Express Credit Corporation 3.41% due 9/14/2005	21,720,097	21,720,097
	30,000,000	American Express Credit Corporation 3.44% due 9/20/2005	29,856,667	29,856,667
	25,000,000	Burlington Northern Santa Fe Corporation 3.30% due 8/01/2005	25,000,000	25,000,000
	30,000,000	Burlington Northern Santa Fe Corporation 3.35% due 8/10/2005	29,974,875	29,974,875
	25,000,000	Burlington Northern Santa Fe Corporation 3.35% due 8/10/2005	24,979,063	24,979,063
	25,000,000	DuPont Ei Nemour 3.23% due 8/01/2005	25,000,000	25,000,000
	12,139,000	DuPont Ei Nemour 3.22% due 8/03/2005	12,136,828	12,136,828
	25,000,000	DuPont Ei Nemour 3.23% due 8/10/2005	24,979,813	24,979,813
	27,200,000	DuPont Ei Nemour 3.24% due 8/15/2005	27,083,569	27,083,569
	25,190,000	DuPont Ei Nemour 3.24% due 8/15/2005	25,073,769	25,073,769
	18,800,000	DuPont Ei Nemour 3.24% due 8/15/2005	18,776,312	18,776,312
	20,000,000	DuPont Ei Nemour 3.25% due 8/26/2005	19,954,861	19,954,861
	18,500,000	DuPont Ei Nemour 3.33% due 9/01/2005	18,446,951	18,446,951
	25,000,000	DuPont Ei Nemour 3.33% due 9/02/2005	24,926,000	24,926,000
	25,900,000	DuPont Ei Nemour 3.34% due 9/06/2005	25,813,494	25,813,494
	23,100,000	7-Eleven Inc. 3.25% due 8/01/2005	23,100,000	23,100,000
	16,200,000	7-Eleven Inc. 3.25% due 8/03/2005	16,197,075	16,197,075
	21,595,000	Monsanto Company 3.20% due 8/01/2005	21,595,000	21,595,000
	25,000,000	Monsanto Company 3.20% due 8/02/2005	24,997,778	24,997,778
	35,000,000	Monsanto Company 3.22% due 8/03/2005	34,993,739	34,993,739
	30,460,000	Monsanto Company 3.23% due 8/03/2005	30,454,534	30,454,534
	22,500,000	Monsanto Company 3.20% due 8/04/2005	22,494,000	22,494,000
	30,000,000	Monsanto Company 3.27% due 8/05/2005	29,989,100	29,989,100
	20,000,000	Knight-Ridder Inc. 3.03% due 8/01/2005	20,000,000	20,000,000
	17,375,000	Knight-Ridder Inc. 3.29% due 8/05/2005	17,368,648	17,368,648
	25,000,000	Knight-Ridder Inc. 3.31% due 8/10/2005	24,979,313	24,979,313
	25,000,000	Knight-Ridder Inc. 3.32% due 8/11/2005	24,976,944	24,976,944
	30,000,000	Knight-Ridder Inc. 3.31% due 8/15/2005	29,961,383	29,961,383
	17,000,000	Henkel Corporation 3.22% due 8/01/2005	17,000,000	17,000,000
	15,000,000	Henkel Corporation 3.21% due 8/01/2005	15,000,000	15,000,000
	1,799,000	Henkel Corporation 3.30% due 8/01/2005	1,799,000	1,799,000
	24,000,000	Henkel Corporation 3.30% due 8/02/2005	23,997,800	23,997,800
	22,000,000	Henkel Corporation 3.02% due 8/02/2005	21,998,044	21,998,044
	26,700,000	Henkel Corporation 3.30% due 8/05/2005	26,690,210	26,690,210
	13,000,000	Henkel Corporation 3.28% due 8/08/2005	12,991,709	12,991,709

See Notes to Schedule of Investments

20,000,000	Henkel Corporation 3.30% due 8/09/2005	19,985,333	19,985,333
25,000,000	Henkel Corporation 3.37% due 8/15/2005	24,963,333	24,963,333
25,000,000	Henkel Corporation 3.30% due 8/17/2005	24,967,236	24,967,236
26,300,000	Henkel Corporation 3.55% due 9/16/2005	26,180,700	26,180,700
15,000,000	Henkel Corporation 3.51% due 9/23/2005	14,922,488	14,922,488
10,000,000	The Sherwin-Williams Company 3.23% due 8/01/2005	10,000,000	10,000,000
54,625,000	Wal-Mart Stores, Inc. 3.23% due 8/02/2005	54,620,099	54,620,099
14,500,000	Wal-Mart Stores, Inc. 3.16% due 8/02/2005	14,498,727	14,498,727
27,253,000	Wal-Mart Stores, Inc. 3.23% due 8/03/2005	27,248,110	27,248,110
34,737,000	Wal-Mart Stores, Inc. 3.23% due 8/08/2005	34,715,183	34,715,183
18,985,000	Wal-Mart Stores, Inc. 3.14% due 8/09/2005	18,971,753	18,971,753
30,000,000	Wal-Mart Stores, Inc. 3.24% due 8/16/2005	29,959,500	29,959,500
25,000,000	Wal-Mart Stores, Inc. 3.18% due 8/16/2005	24,966,875	24,966,875
25,000,000	Wal-Mart Stores, Inc. 3.30% due 8/19/2005	24,958,750	24,958,750
30,000,000	Wal-Mart Stores, Inc. 3.31% due 8/29/2005	29,991,925	29,991,925
21,500,000	Wal-Mart Stores, Inc. 3.31% due 9/02/2005	21,436,742	21,436,742
17,273,000	Wal-Mart Stores, Inc. 3.37% due 9/07/2005	17,213,173	17,213,173
45,000,000	Wal-Mart Stores, Inc. 3.35% due 9/13/2005	44,819,938	44,819,938
24,000,000	H. J. Heinz Company 3.32% due 8/02/2005	23,997,787	23,997,787
23,000,000	H. J. Heinz Company 3.32% due 8/03/2005	22,995,758	22,995,758
13,073,000	H. J. Heinz Company 3.51% due 8/22/2005	13,046,233	13,046,233
23,485,000	Sara Lee Corporation 3.26% due 8/02/2005	23,482,873	23,482,873
29,000,000	Sara Lee Corporation 3.26% due 8/09/2005	28,978,991	28,978,991
21,565,000	Sara Lee Corporation 3.31% due 8/11/2005	21,545,172	21,545,172
30,561,000	Sara Lee Corporation 3.30% due 8/16/2005	30,518,979	30,518,979
30,000,000	Sara Lee Corporation 3.31% due 8/16/2005	29,958,625	29,958,625
30,000,000	Sara Lee Corporation 3.35% due 8/22/2005	29,941,375	29,941,375
30,000,000	Sara Lee Corporation 3.36% due 8/29/2005	29,921,600	29,921,600
30,000,000	Sara Lee Corporation 3.36% due 9/02/2005	29,910,400	29,910,400
31,095,000	Sara Lee Corporation 3.40% due 9/06/2005	30,989,277	30,989,277
24,824,000	Sara Lee Corporation 3.41% due 9/14/2005	24,722,890	24,722,890
17,852,000	Praxair Inc. 3.30% due 8/02/2005	17,850,364	17,850,364
26,750,000	Praxair Inc. 3.29% due 8/03/2005	26,745,111	26,745,111
30,000,000	Praxair Inc. 3.30% due 8/04/2005	29,991,750	29,991,750
25,700,000	Praxair Inc. 3.30% due 8/05/2005	25,690,577	25,690,577
20,000,000	Praxair Inc. 3.32% due 8/08/2005	19,987,089	19,987,089
15,882,000	Praxair Inc. 3.36% due 8/11/2005	15,867,177	15,867,177
15,000,000	Praxair Inc. 3.36% due 8/12/2005	14,984,600	14,984,600
16,044,000	Praxair Inc. 3.40% due 8/16/2005	16,021,271	16,021,271
10,000,000	Praxair Inc. 3.38% due 8/16/2005	9,985,917	9,985,917
17,200,000	PepsiCo Inc. 3.22% due 8/02/2005	17,198,462	17,198,462
16,713,000	PepsiCo Inc. 3.22% due 8/08/2005	16,702,536	16,702,536
49,875,000	Siemens AG 3.23% due 8/03/2005	49,866,050	49,866,050
32,062,000	Siemens AG 3.23% due 8/04/2005	32,053,370	32,053,370
25,000,000	Siemens AG 3.24% due 8/09/2005	24,982,000	24,982,000
21,068,000	Siemens AG 3.24% due 8/09/2005	21,052,831	21,052,831
6,300,000	Siemens AG 3.25% due 8/09/2005	6,295,450	6,295,450
30,000,000	Siemens AG 3.30% due 8/30/2005	29,920,250	29,920,250
25,000,000	Siemens AG 3.32% due 8/30/2005	24,933,139	24,933,139
30,000,000	Siemens AG 3.35% due 9/06/2005	29,899,500	29,899,500
25,000,000	Siemens AG 3.35% due 9/06/2005	24,916,250	24,916,250
19,560,000	Siemens AG 3.34% due 9/06/2005	19,494,670	19,494,670
18,696,000	Siemens AG 3.35% due 9/06/2005	18,633,368	18,633,368
30,000,000	Siemens AG 3.35% due 9/09/2005	29,891,125	29,891,125
25,000,000	Siemens AG 3.35% due 9/12/2005	24,902,292	24,902,292
30,000,000	RaboBank USA Finance Corporation 3.23% due 8/03/2005	29,994,617	29,994,617
45,895,000	RaboBank USA Finance Corporation 3.20% due 8/10/2005	45,858,284	45,858,284
25,000,000	RaboBank USA Finance Corporation 3.30% due 8/12/2005	24,974,792	24,974,792
33,792,000	RaboBank USA Finance Corporation 3.33% due 8/22/2005	33,726,359	33,726,359
30,000,000	RaboBank USA Finance Corporation 3.44% due 9/27/2005	29,836,600	29,836,600
23,687,000	Emerson Electric Co. 3.35% due 8/03/2005	23,682,592	23,682,592
14,400,000	Honeywell International Inc. 6.05% 3.23% due 8/03/2005	14,397,416	14,397,416
55,544,000	Nestlé Capital Corporation 3.24% due 8/04/2005	55,529,003	55,529,003
30,000,000	Nestlé Capital Corporation 3.21% due 8/05/2005	29,989,300	29,989,300
20,986,000	Nestlé Capital Corporation 3.25% due 8/08/2005	20,972,738	20,972,738
25,000,000	Nestlé Capital Corporation 3.24% due 8/09/2005	24,982,000	24,982,000
28,825,000	Nestlé Capital Corporation 3.30% due 8/17/2005	28,782,723	28,782,723
25,000,000	Nestlé Capital Corporation 3.35% due 8/25/2008	24,944,167	24,944,167
27,929,000	Shell Finance UK Plc 3.22% due 8/05/2005	27,919,008	27,919,008
29,650,000	Shell Finance UK Plc 3.23% due 8/08/2005	29,631,378	29,631,378
24,000,000	Shell Finance UK Plc 3.20% due 8/15/2005	23,970,133	23,970,133
35,000,000	Shell Finance UK Plc 3.29% due 8/25/2005	34,923,233	34,923,233
31,250,000	Shell Finance UK Plc 3.32% due 8/29/2005	31,169,306	31,169,306
30,000,000	Shell Finance UK Plc 3.31% due 8/29/2005	29,922,767	29,922,767
26,000,000	Shell Finance UK Plc 3.30% due 8/29/2005	25,933,267	25,933,267
25,700,000	Pearson Holdings Inc. 3.33% due 8/05/2005	25,690,491	25,690,491
14,074,000	Pearson Holdings Inc. 3.45% due 8/22/2005	14,045,676	14,045,676
27,500,000	Pearson Holdings Inc. 3.40% due 8/26/2005	27,435,069	27,435,069
30,527,000	BMW US Capital Corporation 3.24% due 8/08/2005	30,507,768	30,507,768
30,000,000	BMW US Capital Corporation 3.33% due 8/22/2005	29,941,725	29,941,725

See Notes to Schedule of Investments

25,000,000	BMW US Capital Corporation 3.33% due 8/24/2005	24,946,813		24,946,813
18,000,000	Diageo Capital Plc 3.24% due 8/08/2005	17,988,660		17,988,660
37,000,000	L‘Oréal SA 3.26% due 8/11/2005	36,966,494		36,966,494
24,000,000	L‘Oréal SA 3.35% due 8/24/2005	23,948,633		23,948,633
9,980,000	Hitachi Limited 3.25% due 8/11/2005	9,970,990		9,970,990
25,000,000	Hitachi Limited 3.38% due 8/26/2005	24,941,319		24,941,319
7,000,000	Hitachi Limited 3.42% due 9/09/2005	6,974,065		6,974,065
16,650,000	Procter and Gamble Company 3.33% due 8/29/2005	16,606,877		16,606,877
6,000,000	Unilever Capital Corporation 3.33% due 9/02/2005	5,982,240		5,982,240
30,000,000	Wells Fargo & Company 3.30% due 9/12/2005	29,884,500		29,884,500
27,000,000	Gannett Company Inc. 3.38% due 9/13/2005	26,890,995		26,890,995
20,000,000	Gannett Company Inc. 3.37% due 9/13/2005	19,919,494		19,919,494
12,347,000	The Coca-Cola Company 3.36% due 9/15/2005	12,295,141		12,295,141
	Total Short-Term Investments	3,381,527,122		3,381,527,122
	Total Investments (99.67%)	$11,735,599,540	*	14,300,907,668
	Other assets in excess of liabilities (0.33%)			46,285,777
	Net Assets (100.00%)			$14,347,193,445
______________

* At July 31, 2005 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies	Sector/Industry Classifications

CAD -Canadian dollar	(1) Consumer Discretionary	(10) Media
EUR - euro	(2) Consumer Staples	(11) Paper and Forest Products
GBP - pound sterling	(3) Energy	(12) Precious Metals
HKD - Hong Kong dollar	(4) Financials	(13) Real Estate
MYR - Malaysian ringgit	(5) Government Issues	(14) Retail
NZD -New Zealand dollar	(6) Health Care	(15) Technology and Telecommunications
SEK - Swedish krona	(7) Holding Companies	(16) Transportation
SGD - Singapore dollar	(8) Industrials	(17) Utilities
ZAR - South African rand	(9) Materials

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, under the Securities Act of 1933. pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine-months ended July 31, 2005.

	Purchases		Dividend
Affiliate	Shares	Cost	Income
Arcadis N.V.	75,000	$1,328,963	$491,703
Blount International, Inc.	2,776,541	44,929,756	–
City e-Solutions Limited	–	–	82,696
Corporacion Financiera Alba SA	–	–	448,410
Deceuninck SA	801,589	24,007,830	366,469
East Texas Financial Services, Inc.	–	–	17,213
Iino Kaiun Kaisha, Limited	–	–	662,755
Kukdong Electric Wire Company, Limited	–	–	256,874
Mills Music Trust	–	–	109,899
Nam Yang Dairy Products	–	–	49,888
NSC Groupe	–	–	127,543
Papa John’s International Inc.	100,000	3,370,160	–
Rayonier Inc.	123,563	6,684,734	6,453,000
Sabeton SA	–	–	52,360
Shaw Brothers (Hong Kong) Limited	250,000	252,887	160,485
Shimano Inc.	–	–	1,240,783
Shoei Company, Limited	–	–	295,164
Société Sucrière de Pithiviers-le Vieil	12,744	9,440,282	781,627
Unifirst Corporation	24,200	650,695	78,750

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and/or interest.
(g)	Leveraged 1½ to 1
(h)	Leveraged 2 to 1
(i)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2005 is shown below.

Security	Acquisition Date	Cost
FINEL 9½% due 6/30/2017	6/22/2005	$14,474,400
(j)	Security valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments

First Eagle Overseas Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(unaudited)

Number	Cost	Value
of Shares	(Note 1)	(Note 1)
	Common and Preferred Stocks (73.36%)

	Australia and New Zealand (0.82%)
8,325,000	Spotless Group Limited (8)	$22,677,543	$34,732,108
12,000,000	Carter Holt Harvey Limited (11)	10,666,066	20,162,160
3,804,345	News and Media NZ Limited exchangeable preference shares (10)	9,769,634	11,952,491
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	1,511,991
5,500,000	Evergreen Forests Limited (a)(11)	1,633,003	1,502,600
		45,800,600	69,861,350
	Austria (0.42%)
552,458	Flughafen Wien AG (16)	17,969,696	35,557,835

	Belgium (0.75%)
1,945,309	Deceuninck (c)(1)	44,793,371	63,723,998

	Brazil (0.19%)
354,248	Petroleo Brasiliero SA ADR (3)	9,758,262	16,196,219

	Canada (1.73%)
1,467,390	EnCana Corporation (3)	18,510,417	60,676,576
1,575,000	Aber Diamond Corporation (9)	43,201,304	48,915,042
1,529,000	Yellow Pages Income Fund (a)(b)(10)	17,036,741	19,581,897
1,500,000	IAMGOLD Corporation (12)	4,433,304	9,648,155
3,000,000	Norske Skog Canada Limited (a)(11)	10,065,599	7,796,984
50,000	Metallica Resources Inc. (a)(12)	59,469	53,124
		93,306,834	146,671,778
	Chile (0.38%)
2,375,300	Quinenco SA ADR (8)	15,508,046	32,090,303

	China (0.44%)
422,300	PetroChina Company, Limited ADR (3)	9,826,008	37,681,829

	Commonwealth of Independent States (0.11%)
352,296	Firebird Fund, L.P. (a)(b)(e)(7)	353,178	5,912,114
4,919	Firebird Republic Fund, Limited Class ‘A’ (a)(b)(e)(7)	719,082	2,245,058
100,000	First NIS Regional Fund SICAF (7)	1,000,000	750,000
9,000	Baltic Republic Fund (e)(7)	185,750	400,500
		2,258,010	9,307,672
	Denmark (0.40%)
425,000	Carlsberg A/S, ‘B’ (2)	14,678,853	22,738,915
225,000	Carlsberg A/S, ‘A’ (2)	9,948,430	11,288,146
		24,627,283	34,027,061
	Finland (0.02%)
61,950	Vaisala Oy-A (15)	1,501,389	1,555,079

	France (15.12%)
5,448,804	Sodexho Alliance SA (1)	164,464,859	194,819,301
2,225,000	Wendel Investissement (7)	53,580,795	194,092,862
1,438,263	L’ Orèal SA (2)	107,286,274	113,597,809
2,930,000	Vivendi Universal SA (a)(10)	55,686,659	93,314,168
1,265,000	Essilor International SA (6)	55,902,323	92,009,013
1,875,000	Remy Cointreau SA (2)	56,931,230	82,849,878
617,100	Neopost SA (8)	23,484,142	57,425,075
3,775,000	Elior SA (1)	29,459,811	50,563,449
855,000	Financiere Marc de Lacharriere SA (7)	31,103,539	47,893,508
860,000	Accor SA (1)	40,910,682	43,822,626
700,000	Société BIC SA (8)	27,529,842	39,440,364

See Notes to Schedule of Investments.

202,217	Société du Louvre Reg D (1)	10,274,066	35,746,035
135,000	Société Fonciere Financiere et de Participations (7)	14,602,122	30,153,534
568,708	Laurent-Perrier (c)(2)	19,176,143	29,807,376
1,147,500	PagesJaunes Groupe SA (10)	20,850,180	28,108,629
195,000	Robertet SA (c)(2)	14,252,005	27,680,322
51,500	Robertet SA C.I. (2)	2,151,628	5,673,404
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	25,387,277
275,000	Gaumont SA (10)	13,978,318	19,067,756
474,000	Cap Gemini SA (a)(15)	16,422,557	15,918,241
35,000	Taittinger SA (1)	6,919,093	14,174,411
23,500	Taittinger C.I. (1)	1,394,587	8,339,584
235,349	Carbone Lorraine SA (a)(8)	5,990,968	11,250,174
3,593,581	FINEL (b)(c)(e)(i)(j)(11)	9,152,131	9,199,422
175,000	Safran SA (15)	909,496	3,889,683
26,499	NSC Groupe (8)	4,385,060	2,250,496
20,000	Didot-Bottin (7)	1,934,129	1,698,551
100,000	Sabeton SA (7)	1,463,142	1,486,232
1,000	Société Vermandoise de Sucrèries (2)	854,846	1,264,511
		806,360,065	1,280,923,691
	Germany (2.73%)
475,000	Hornbach Holding AG Pfd. (14)	26,548,192	42,645,773
140,500	Bertelsmann AG D.R.C (10)	31,678,271	40,825,593
750,000	Pfeiffer Vacuum Technology AG (c)(8)	25,104,199	36,215,542
255,000	Axel Springer Verlag AG (10)	13,458,494	29,700,384
635,000	Fraport AG (a)(16)	21,796,080	28,875,131
1,275,000	Suedzucker AG (2)	20,571,626	26,668,470
405,000	Vossloh AG (16)	8,157,152	21,910,039
329,166	Singulus Technologies AG (8)	3,717,878	4,185,303
		151,031,892	231,026,235
	Hong Kong (1.63%)
7,500,000	Guoco Group Limited (7)	55,246,509	78,150,125
20,749,500	Shaw Brothers (Hong Kong) Limited (c)(10)	20,005,022	26,692,610
7,000,000	Hopewell Holdings Limited (13)	7,763,618	18,144,980
10,000,000	SmarTone Telecommunications Holdings Limited (15)	11,260,665	11,320,512
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	1,559,143
11,250,000	City e-Solutions Limited (1)	336,425	1,230,141
10,000,000	Lerado Group Holding Company Limited (1)	1,533,725	964,816
		97,095,916	138,062,327
	India (0.43%)
4,250,000	Hindustan Lever Limited (2)	11,835,191	16,333,736
1,150,000	Tata Motors Limited (1)	11,635,888	12,732,332
425,001	Nestle India Limited (2)	5,290,300	7,571,064
		28,761,379	36,637,132
	Indonesia (0.05%)
4,500,000	PT Bat Indonesia Tbk (a)(c)(2)	4,735,462	4,038,756

	Ireland (0.28%)
7,500,000	Independent News & Media (10)	15,784,399	23,294,419

	Italy (1.70%)
7,325,000	Gewiss S.p.A. (c)(8)	29,406,314	46,212,731
865,000	Italmobiliare S.p.A. RNC (9)	20,885,294	46,018,914
3,450,000	Italcementi S.p.A. RNC (9)	20,550,854	39,952,659
1,183,775	Caltagirone Editore S.p.A. (10)	7,046,677	10,656,724
		77,889,139	142,841,028
	Japan (16.03%)
5,000,000	Shimano Inc. (1)	83,968,600	158,504,007
3,001,700	Toyota Motor Corporation (1)	109,326,106	113,599,510
2,247,000	Ono Pharmaceutical Company, Limited (6)	90,875,008	107,447,818
1,875,000	Secom Company, Limited (8)	65,350,576	83,314,782
15,450,000	Aioi Insurance Company, Limited (4)	51,428,099	73,604,185
10,000,000	NIPPONKOA Insurance Company, Limited (4)	43,234,195	64,381,122
515,000	Nintendo Company, Limited (15)	41,703,113	54,113,980
3,500,000	Toho Company, Limited (10)	39,423,441	52,671,416
2,924,991	T. Hasegawa Company, Limited (c)(2)	38,402,243	44,018,119

See Notes to Schedule of Investments.

1,246,500	Kose Corporation (2)	39,162,949	43,399,955
2,280,050	Nitto Kohki Company, Limited (c)(8)	38,552,548	43,144,312
1,514,990	Mandom Corporation (c)(2)	30,105,086	40,404,230
4,000,000	Mitsui Sumitomo Insurance Company, Limited (4)	19,745,891	35,583,259
1,000,000	Fuji Photo Film Company, Limited (1)	29,054,325	31,077,471
1,359,000	Olympus Corporation (6)	29,387,816	27,470,436
200,000	Nippon Television Network Corporation (10)	28,448,858	27,248,442
1,205,000	Makita Corporation (1)	8,317,128	25,376,892
1,000,000	Shimachu Company Limited (14)	22,095,179	24,755,120
1,850,000	Wacoal Corporation (2)	15,221,682	22,964,381
700,000	Icom Incorporated (15)	15,197,213	20,632,235
1,000,000	Chofu Seisakusho Company, Limited (1)	14,518,405	20,302,760
1,100,000	Shoei Company, Limited (7)	6,647,486	18,610,864
1,075,000	Nissin Healthcare Food Service Company Limited (2)	20,545,863	17,230,632
3,250,000	Iino Kaiun Kaisha, Limited (16)	10,344,939	16,872,217
750,000	Maruichi Steel Tube Limited (9)	9,182,452	16,562,778
427,500	SK Kaken Company Limited (8)	7,390,751	15,950,356
860,600	Maezawa Kasei Industries Company, Limited (8)	15,225,469	15,480,071
1,397,200	Seikagaku Corporation (a)(6)	8,770,523	15,315,701
950,000	Katakura Industries Company, Limited (8)	9,031,827	14,085,040
475,000	Matsumoto Yushi-Seiyaku Company, Limited (9)	11,518,365	12,520,036
331,200	Tachihi Enterprise Company, Limited (13)	12,752,352	12,416,313
500,000	Aderans Company (2)	9,598,197	12,154,942
1,670,800	Takuma Company, Limited (8)	11,423,693	11,753,624
2,000,000	Okumura Corporation (8)	8,273,866	11,095,280
1,000,000	Sansei Yusoki Company, Limited (c)(8)	8,885,636	9,795,191
100,000	ASAHI Broadcasting Corporation (10)	6,141,482	8,904,720
378,400	Miura Company Limited (8)	6,139,000	7,985,824
150,000	Canon Inc. (15)	8,153,166	7,426,536
672,300	Shingakukai Company Limited (1)	5,611,979	5,872,897
565,300	Yomeishu Seizo Company, Limited (2)	3,640,899	5,320,767
325,000	Sonton Food Industry Company, Limited (2)	3,298,777	3,235,530
105,300	Cosel Company Limited (8)	2,961,790	2,925,521
111,300	Nagaileben Company Limited (6)	2,158,074	2,329,074
		1,041,215,047	1,357,858,346
	Luxembourg (0.16%)
142,280	Tenaris SA ADR (3)	2,129,440	13,355,824

	Mexico (0.87%)
12,000,000	Industrias Peñoles, SA de C.V. (12)	23,144,651	56,072,279
525,000	Grupo Aeroportuario del Sureste, SA de C.V. (16)	10,896,426	18,039,000
		34,041,077	74,111,279
	Netherlands (3.30%)
2,500,000	Heineken Holding NV (2)	63,342,898	73,432,017
1,296,457	United Services Group NV (c)(8)	18,344,934	36,806,509
4,150,000	Koninklijke Ahold NV (a)(14)	33,669,165	36,554,039
1,000,000	Koninklijke Grolsch NV (c)(2)	23,826,083	28,572,061
575,000	Hal Trust NV (7)	16,512,100	27,835,011
829,290	Arcadis NV (8)	9,815,530	19,991,941
450,900	Randstad Holding NV (8)	3,180,957	18,397,455
825,000	Holdingmaatschappij de Telegraaf NV (10)	14,452,839	18,016,777
189,975	OPG Groep NV (6)	4,554,545	14,751,191
375,000	Wegener NV (10)	2,789,260	4,913,667
		190,488,311	279,270,668
	Russia (0.01%)
250,000	YUKOS Oil Company ADR (a)(3)	6,914,216	640,000

	Singapore (1.70%)
15,104,850	Haw Par Corporation Limited (c)(8)	38,068,723	47,706,700
3,369,500	Fraser & Neave Limited (2)	20,643,694	33,243,977
16,750,000	Singapore Airport Terminal (16)	20,204,311	23,277,185
17,549,625	ComfortDelgro Corporation Limited (16)	6,946,456	16,575,672
10,000,000	United Overseas Land Limited (7)	12,162,423	14,137,464
25,000,000	Del Monte Pacific Limited (2)	5,997,158	9,399,910
		104,022,765	144,340,908

See Notes to Schedule of Investments.

	South Africa (0.81%)
3,500,000	Harmony Gold Mining Limited ADR (12)	47,006,348	28,700,000
2,425,000	Gold Fields Limited ADR (12)	30,060,575	26,165,750
5,650,000	Mvelaphanda Resources Limited (a)(12)	19,564,905	13,448,289
		96,631,828	68,314,039
	South Korea (5.69%)
486,120	Samsung Electronics Company, Limited Pfd. (15)	95,478,383	183,369,804
1,530,115	KT&G Corporation (2)	34,921,661	61,754,861
3,000,000	Samsung Corporation (15)	25,131,764	47,493,404
1,690,488	SK Telecom Company Limited ADR (15)	33,708,204	36,294,777
50,000	Lotte Confectionery Company, Limited (2)	18,362,431	35,082,576
780,955	Hana Bank (a)(4)	20,841,827	24,917,601
2,000,000	Daeduck Electronics Company, Limited (15)	15,482,465	17,316,525
650,000	Fursys Incorporated (c)(8)	2,637,972	12,291,117
22,950	Nam Yang Dairy Products (2)	4,912,653	11,101,583
28,850	Nam Yang Dairy Products Pfd. (2)	479,094	7,048,275
591,500	Kangwon Land Inc. (1)	8,751,592	9,479,722
29,630	Amorepacific Corporation (2)	4,976,345	8,150,928
666,050	Daeduck GDS Company, Limited (15)	4,160,379	6,313,579
1,111,890	Dong Ah Tire & Rubber Company, Limited (a)(1)	4,731,509	5,921,822
225,000	Kukdong Electric Wire Company, Limited (c)(j)(15)	3,821,270	5,496,922
2,515,000	Nexans Korea Limited (c) (e) (i) (j) (8)	2,949,159	4,915,470
57,840	Daekyo Company Limited (1)	3,931,324	3,939,654
28,920	Daekyo Company Limited Pfd. (1)	1,159,606	1,124,808
		286,437,638	482,013,428
	Spain (2.37%)
3,500,000	Corporacion Financiera Alba SA (c)(7)	81,769,298	146,372,667
1,279,660	Altadis SA (2)	38,154,141	54,121,850
		119,923,439	200,494,517
	Sweden (0.05%)
1,150,000	Rederi AB Transatlantic (16)	3,311,245	4,681,391

	Switzerland (8.95%)
2,300,000	Pargesa Holding AG (7)	120,140,911	174,053,089
633,740	Nestlé SA (2)	158,578,705	173,880,076
555,000	Kuehne & Nagel International AG (16)	36,902,113	123,845,467
4,867	Lindt & Spruengli AG (2)	35,761,696	75,475,520
17,750	Metall Zug PC AG (1)	29,821,718	51,662,915
159	Metall Zug AG (1)	1,931,462	3,887,380
155,000	Kaba Holding AG Reg B (8)	30,943,888	43,249,379
64,840	Schindler Holding PC (8)	13,043,339	26,169,513
35,000	Edipresse SA (10)	11,616,314	17,929,215
435,000	Micronas Semiconductor (a)(15)	17,523,562	17,219,031
12,727	Zehnder Group AG - B (8)	13,881,185	15,745,761
23,500	Sika Finanz AG (a)(9)	4,526,595	15,540,205
70,432	Société Générale d’Affichage (a)(10)	7,248,529	11,195,649
7,000	Hilti AG (a)(e)(i)(j)(8)	4,485,845	4,889,786
10,000	PubliGroupe SA (10)	1,436,389	3,019,249
		487,842,251	757,762,235
	Taiwan (0.03%)
2,958,000	PHOENIXTEC POWER Company Limited (8)	3,165,722	2,997,910

	Thailand (0.02%)
250,000	The Oriental Hotel Public Company Limited (1)	1,152,073	1,860,521

	United Kingdom (3.71%)
3,000,000	Anglo American Plc (12)	68,291,629	75,984,480
9,619,820	Millennium & Copthorne Hotel Plc (1)	44,012,403	61,293,792
4,250,000	Spirax-Sarco Engineering Plc (c)(8)	33,515,293	59,055,067
4,175,000	Associated British Ports Holdings Plc (16)	34,536,884	34,367,147
9,151,360	Enodis Plc (a)(8)	5,924,484	19,315,593
2,325,000	IMI Plc (8)	8,432,323	18,208,243
5,000,000	McBride Plc (2)	6,379,400	12,774,011
2,655,000	easyJet Plc (a)(16)	11,119,493	11,242,735
3,146,000	JZ Equity Partners, Plc (4)	5,873,374	9,157,942

See Notes to Schedule of Investments.

300,000	Amdocs Limited (a)(15)	6,197,557	8,907,000
100,000	Antofagasta Holdings Plc (12)	274,913	2,356,926
775,000	Trans-Siberian Gold Limited (a) (12)	1,123,590	1,335,885
		225,681,343	313,998,821
	United States (2.12%)
2,000,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (12)	31,810,523	80,560,000
425,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)(12)	7,554,601	18,224,000
1,500,000	Newmont Mining Corporation Holding Company (12)	42,258,067	56,325,000
400,000	Liberty Global Inc. (10)	13,267,246	18,976,000
34,500	Third Avenue Global Value Fund, L.P. (a)(b)(e)(7)	3,450,000	5,237,075
14,083	Security Capital European Realty (a)(e)(13)	281,660	225,187
		98,622,097	179,547,262
	Miscellaneous (0.34%)
1,627,600	Banco Latinoamericano de Exportaciones SA ADR (4)	23,215,001	28,987,556

	Total Common and Preferred Stocks	4,171,801,244	6,213,731,417
Ounces
	Commodities (1.54%)
220,308	Gold bullion (a)	91,545,484	94,776,448
4,853,334	Silver bullion (a)	33,092,114	35,113,872
	Total Commodities	124,637,598	129,890,320

Principal Amount
	Notes, Bonds and Convertible Bonds (5.55%)
	Commodity-Linked Notes (1.21%)
$1,125,000	HSBC Gold-Linked Note 0% due 8/08/2005 (a)(b)(d)(e)(g)(12)	1,125,000	1,266,975
1,157,500	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,157,500	1,303,114
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(g)(12)	1,174,000	1,321,807
1,200,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,314,960
557,500	HSBC Gold-Linked Note 0% due 9/07/2005 (a)(b)(d)(e)(g)(12)	557,500	593,515
550,000	HSBC Gold-Linked Note 0% due 9/14/2005 (a)(b)(d)(e)(g)(12)	550,000	605,275
268,000	HSBC Gold-Linked Note 0% due 9/20/2005 (a)(b)(d)(e)(g)(12)	268,000	293,728
1,100,000	HSBC Gold-Linked Note 0% due 10/07/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,138,060
1,100,000	HSBC Gold-Linked Note 0% due 10/11/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,150,710
1,150,000	HSBC Gold-Linked Note 0% due 10/12/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,190,595
590,000	HSBC Gold-Linked Note 0% due 10/13/2005 (a)(b)(d)(e)(g)(12)	590,000	604,337
1,210,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,210,000	1,221,616
855,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	855,000	858,848
1,800,000	HSBC Gold-Linked Note 0% due 11/14/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,768,860
2,700,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(g)(12)	2,700,000	2,585,520
1,173,000	HSBC Gold-Linked Note 0% due 11/24/2005 (a)(b)(d)(e)(g)(12)	1,173,000	1,101,212
1,170,000	HSBC Gold-Linked Note 0% due 11/25/2005 (a)(b)(d)(e)(g)(12)	1,170,000	1,103,895
1,790,000	HSBC Gold-Linked Note 0% due 11/29/2005 (a)(b)(d)(e)(g)(12)	1,790,000	1,656,108
605,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(g)(12)	605,000	559,141
1,221,000	HSBC Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(h)(12)	1,221,000	1,065,689
987,000	HSBC Gold-Linked Note 0% due 1/19/2006 (a)(b)(d)(e)(h)(12)	987,000	977,130
2,100,000	HSBC Gold-Linked Note 0% due 1/30/2006 (a)(b)(d)(e)(h)(12)	2,100,000	2,113,020
2,342,000	HSBC Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(g)(12)	2,342,000	2,419,989
1,260,000	HSBC Gold-Linked Note 0% due 3/06/2006 (a)(b)(d)(e)(g)(12)	1,260,000	1,223,208
1,160,000	HSBC Gold-Linked Note 0% due 3/06/2006 (a)(b)(d)(e)(h)(12)	1,160,000	1,115,688
1,175,000	HSBC Gold-Linked Note 0% due 3/10/2006 (a)(b)(d)(e)(h)(12)	1,175,000	1,147,740
655,000	HSBC Gold-Linked Note 0% due 3/14/2006 (a)(b)(d)(e)(g)(12)	655,000	640,132
1,350,000	HSBC Gold-Linked Note 0% due 3/15/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,300,050
2,100,000	HSBC Gold-Linked Note 0% due 4/11/2006 (a)(b)(d)(e)(g)(12)	2,100,000	2,118,060
2,850,000	HSBC Gold-Linked Note 0% due 4/12/2006 (a)(b)(d)(e)(g)(12)	2,850,000	2,867,670
4,530,000	HSBC Gold-Linked Note 0% due 6/28/2006 (a)(b)(d)(e)(g)(12)	4,530,000	4,411,314
1,140,000	HSBC Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(g)(12)	1,140,000	1,103,520
5,230,000	HSBC Gold-Linked Note 0% due 7/17/2006 (a)(b)(d)(e)(g)(12)	5,230,000	5,286,484
2,550,000	HSBC Gold-Linked Note 0% due 7/24/2006 (a)(b)(d)(e)(g)(12)	2,550,000	2,632,620
1,200,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,315,706
1,150,000	UBS Gold-Linked Note 0% due 8/12/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,311,071
1,100,000	UBS Gold-Linked Note 0% due 8/17/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,237,730
1,100,000	UBS Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,200,427
1,500,000	UBS Gold-Linked Note 0% due 9/01/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,620,183
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,137,370

See Notes to Schedule of Investments.

	1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,125,315
	1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,112,634
	1,450,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,450,000	1,457,981
	1,850,000	UBS Gold-Linked Note 0% due 12/08/2005 (a)(b)(d)(e)(g)(12)	1,850,000	1,710,290
	1,150,000	UBS Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,059,278
	1,150,000	UBS Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,045,316
	1,200,000	UBS Gold-Linked Note 0% due 12/23/2005 (a)(b)(d)(e)(h)(12)	1,200,000	1,128,808
	1,150,000	UBS Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(h)(12)	1,150,000	1,081,673
	2,300,000	UBS Gold-Linked Note 0% due 1/03/2006 (a)(b)(d)(e)(h)(12)	2,300,000	2,111,938
	2,350,000	UBS Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(h)(12)	2,350,000	2,338,805
	1,200,000	UBS Gold-Linked Note 0% due 2/17/2006 (a)(b)(d)(e)(g)(12)	1,200,000	1,215,304
	2,900,000	UBS Gold-Linked Note 0% due 2/24/2006 (a)(b)(d)(e)(h)(12)	2,900,000	3,091,667
	1,150,000	UBS Gold-Linked Note 0% due 3/02/2006 (a)(b)(d)(e)(g)(12)	1,150,000	1,161,069
	1,250,000	UBS Gold-Linked Note 0% due 3/03/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,247,613
	1,500,000	UBS Gold-Linked Note 0% due 3/24/2006 (a)(b)(d)(e)(h)(12)	1,500,000	1,402,439
	1,100,000	UBS Gold-Linked Note 0% due 5/26/2006 (a)(b)(d)(e)(g)(12)	1,100,000	1,108,921
	1,300,000	UBS Gold-Linked Note 0% due 6/02/2006 (a)(b)(d)(e)(g)(12)	1,300,000	1,339,984
	6,000,000	UBS Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(g)(12)	6,000,000	5,969,856
	5,250,000	UBS Gold-Linked Note 0% due 7/26/2006 (a)(b)(d)(e)(g)(12)	5,250,000	5,308,254
	1,250,000	UBS Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,270,883
	1,400,000	UBS Silver-Linked Note 0% due 4/12/2006 (a)(b)(d)(e)(h)(12)	1,400,000	1,461,257
	1,200,000	UBS Silver-Linked Note 0% due 5/26/2006 (a)(b)(d)(e)(h)(12)	1,200,000	1,233,034
	1,350,000	UBS Silver-Linked Note 0% due 7/12/2006 (a)(b)(d)(e)(h)(12)	1,350,000	1,322,870
	1,250,000	UBS Silver-Linked Note 0% due 7/18/2006 (a)(b)(d)(e)(h)(12)	1,250,000	1,278,616
			101,975,000	102,466,882
		U.S. Dollar Notes and Bonds (0.11%)
	1,000,000	YPF Sociedad Anonima 9 1/8% due 2/24/2009 (3)	813,407	1,097,500
	5,000,000	Fimep SA 10½% due 2/15/2013 (8)	5,000,000	5,775,000
	2,000,000	Legrand S.A. 8½% due 2/15/2025 (8)	2,068,750	2,420,000
			7,882,157	9,292,500
		U.S. Dollar Convertible Bonds (0.00%)
	2,000,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(j)(10)	1,987,057	20,000

		Non U.S. Dollar Notes and Bonds (3.98%)
EUR	17,541,659	Vivendi Universal SA 6.70% due 6/21/2006 (10)	16,677,583	22,049,476
EUR	3,500,000	ALSTOM 5% due 7/26/2006 (8)	3,748,202	4,341,922
SGD	24,900,000	Singapore Government 2 5/8% due 10/01/2007 (5)	15,374,320	15,176,604
CAD	16,500,000	Shaw Communications Inc. 7.40% due 10/17/2007 (10)	10,283,667	14,393,723
HKD	67,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	9,034,127	8,708,433
EUR	16,500,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	15,137,488	21,294,830
GBP	11,000,000	EMI Group Plc 8¼% due 5/20/2008 (10)	16,918,307	21,271,081
EUR	2,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	2,946,959	3,559,982
EUR	7,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (10)	8,732,420	10,679,945
SEK	55,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	9,184,671	8,926,655
EUR	3,000,000	Independent News and Media Plc 8% due 12/15/2008 (10)	3,626,220	3,976,430
EUR	5,500,000	Independent News and Media Plc 5¾% due 5/17/2009 (10)	5,799,421	6,839,703
MYR	50,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	13,407,840	13,890,012
EUR	48,337,887	Republic of France O.A.T./i 3% due 7/25/2009 (5)	58,320,492	64,142,468
EUR	5,500,000	Prosieben Media 11¼% due 7/31/2009 (10)	5,534,425	7,607,084
EUR	1,250,000	Remy Cointreau SA 6½% due 7/01/2010 (2)	1,426,408	1,626,515
EUR	1,000,000	Flowserve Finance B.V. 12¼% due 8/15/2010 (8)	1,010,034	1,298,179
EUR	22,300,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	27,216,220	24,214,670
EUR	7,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,236,286	10,009,321
GBP	1,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	1,656,337	1,808,804
GBP	8,425,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	13,132,980	17,134,159
EUR	7,000,000	Fimep SA 11% due 2/15/2013 (8)	7,577,850	10,223,156
EUR	28,800,000	Ray Acquisition SCA 9 3/8% due 03/16/2015 (b)(8)	34,422,092	35,116,337
EUR	8,000,000	FINEL 9½% due 6/30/2017 (b)(e)(i)(j)(11)	9,649,600	9,220,708
			299,053,949	337,510,197
		Non U.S. Dollar Convertible Bonds (0.25%)
EUR	60,000	Havas Advertising 1% due 1/01/2006 (10)	1,025,035	1,848,849
EUR	243,500	Havas Advertising 4% due 1/01/2009 (10)	1,986,854	3,280,358
EUR	3,750,000	Aegis Plc 2% due 5/15/2006 (10)	3,848,062	4,839,734
EUR	71,339	Club Mediterranee SA 3% due 11/01/2008 (1)	3,934,742	5,664,836
NZD	1,775,277	Evergreen Forest Limited 0% due 3/19/2009 (a)(11)	943,678	1,703,582

See Notes to Schedule of Investments.

EUR	3,060,000	Fregaté SAS 2% due 3/31/2013 (a)(e)(i)(j)(7)	3,620,400	3,733,908
			15,358,771	21,071,267
		Total Notes, Bonds and Convertible Bonds	426,256,934	470,360,846
		Short-Term Investments (18.71%)
	$33,030,000	Monsanto Company 3.20% due 8/01/2005	33,030,000	33,030,000
	22,500,000	Monsanto Company 3.20% due 8/04/2005	22,494,000	22,494,000
	30,000,000	Monsanto Company 3.27% due 8/05/2005	29,989,100	29,989,100
	30,000,000	American Express Credit Corporation 3.23% due 8/01/2005	30,000,000	30,000,000
	23,901,000	American Express Credit Corporation 3.35% due 8/23/2005	23,852,069	23,852,069
	25,000,000	American Express Credit Corporation 3.43% due 9/12/2005	24,899,958	24,899,958
	8,692,000	American Express Credit Corporation 3.44% due 9/20/2005	8,650,472	8,650,472
	16,766,000	American Express Credit Corporation 3.43% due 9/26/2005	16,676,544	16,676,544
	19,982,000	Procter and Gamble Company 3.22% due 8/01/2005	19,982,000	19,982,000
	10,950,000	Procter and Gamble Company 3.29% due 8/22/2005	10,928,984	10,928,984
	16,650,000	Procter and Gamble Company 3.33% due 8/29/2005	16,606,876	16,606,876
	12,981,000	Burlington Northern Sante Fe Corportation 3.30% due 8/01/2005	12,981,000	12,981,000
	25,000,000	Burlington Northern Sante Fe Corportation 3.35% due 8/10/2005	24,979,063	24,979,063
	24,000,000	H.J. Heinz Company 3.32% due 8/02/2005	23,997,787	23,997,787
	23,000,000	H.J. Heinz Company 3.32% due 8/03/2005	22,995,758	22,995,758
	25,000,000	H.J. Heinz Company 3.33% due 8/05/2005	24,990,750	24,990,750
	25,000,000	H.J. Heinz Company 3.43% due 8/16/2005	24,964,271	24,964,271
	14,500,000	Wal-Mart Stores, Inc. 3.16% due 8/02/2005	14,498,727	14,498,727
	27,253,000	Wal-Mart Stores, Inc. 3.23% due 8/03/2005	27,248,110	27,248,110
	30,000,000	Wal-Mart Stores, Inc. 3.23% due 8/04/2005	29,991,925	29,991,925
	30,000,000	Wal-Mart Stores, Inc. 3.14% due 8/09/2005	29,979,067	29,979,067
	25,000,000	Wal-Mart Stores, Inc. 3.18% due 8/16/2005	24,966,875	24,966,875
	25,000,000	Wal-Mart Stores, Inc. 3.30% due 8/19/2005	24,958,750	24,958,750
	10,250,000	Wal-Mart Stores, Inc. 3.33% due 8/23/2005	10,229,141	10,229,141
	8,000,000	Wal-Mart Stores, Inc. 3.28% due 8/29/2005	7,979,591	7,979,591
	21,500,000	Wal-Mart Stores, Inc. 3.31% due 9/02/2005	21,436,742	21,436,742
	15,222,000	Wal-Mart Stores, Inc. 3.37% due 9/07/2005	15,169,277	15,169,277
	25,000,000	Wal-Mart Stores, Inc. 3.35% due 9/13/2005	24,899,965	24,899,965
	26,750,000	Praxair Inc. 3.29% due 8/03/2005	26,745,110	26,745,110
	15,882,000	Praxair Inc. 3.36% due 8/11/2005	15,867,176	15,867,176
	24,875,000	Seimens AG 3.30% due 8/03/2005	24,870,536	24,870,536
	9,244,000	Seimens AG 3.35% due 9/06/2005	9,213,033	9,213,033
	30,000,000	Seimens AG 3.35% due 9/09/2005	29,891,125	29,891,125
	23,687,000	Emerson Electric Company 3.35% due 8/03/2005	23,682,592	23,682,592
	11,635,000	Nestlè Capital Corporation 3.24% due 8/04/2005	11,631,859	11,631,859
	9,456,000	Nestlè Capital Corporation 3.24% due 8/04/2005	9,453,447	9,453,447
	29,014,000	Nestlè Capital Corporation 3.25% due 8/08/2005	28,995,665	28,995,665
	25,000,000	Nestlè Capital Corporation 3.24% due 8/09/2005	24,982,000	24,982,000
	25,000,000	Nestlè Capital Corporation 3.35% due 8/25/2005	24,944,167	24,944,167
	17,375,000	Knight-Ridder Inc. 3.29% due 8/05/2005	17,368,647	17,368,647
	25,000,000	Knight-Ridder Inc. 3.31% due 8/10/2005	24,979,312	24,979,312
	25,000,000	Knight-Ridder Inc. 3.32% due 8/11/2005	24,976,943	24,976,943
	20,350,000	Shell Finance UK Plc 3.23% due 8/08/2005	20,337,219	20,337,219
	24,000,000	Shell Finance UK Plc 3.20% due 8/15/2005	23,970,132	23,970,132
	31,250,000	Shell Finance UK Plc 3.32% due 8/29/2005	31,169,305	31,169,305
	30,000,000	Shell Finance UK Plc 3.31% due 8/29/2005	29,922,766	29,922,766
	26,000,000	Shell Finance UK Plc 3.30% due 8/29/2005	25,933,266	25,933,266
	15,500,000	Colgate 3.23% due 8/08/2005	15,490,265	15,490,265
	20,000,000	Henkel Corporation 3.30% due 8/09/2005	19,985,333	19,985,333
	17,486,000	Henkel Corporation 3.50% due 9/23/2005	17,395,899	17,395,899
	12,900,000	RaboBank USA Finance Corporation 3.21% due 8/09/2005	12,890,798	12,890,798
	25,000,000	RaboBank USA Finance Corporation 3.30% due 8/12/2005	24,974,792	24,974,792
	29,979,000	RaboBank USA Finance Corporation 3.33% due 8/22/2005	29,920,766	29,920,766
	30,000,000	RaboBank USA Finance Corporation 3.44% due 9/27/2005	29,836,600	29,836,600
	4,259,000	Hitachi Limited 3.25% due 8/11/2005	4,255,155	4,255,155
	5,250,000	Hitachi Limited 3.30% due 8/22/2005	5,239,894	5,239,894
	25,000,000	Hitachi Limited 3.38% due 8/26/2005	24,941,319	24,941,319
	16,600,000	Pearson Holding Inc 3.41% due 8/15/2005	16,577,987	16,577,987
	2,750,000	Pearson Holding Inc 3.41% due 8/17/2005	2,745,832	2,745,832
	23,600,000	Pearson Holding Inc 3.41% due 9/02/2005	23,526,578	23,526,578

See Notes to Schedule of Investments.

25,000,000	Sara Lee Corporation 3.32% due 8/16/2005	24,965,417		24,965,417
7,989,000	Sara Lee Corporation 3.31% due 8/16/2005	7,977,982		7,977,982
20,000,000	Sara Lee Corporation 3.35% due 8/22/2005	19,960,917		19,960,917
16,046,000	Sara Lee Corporation 3.36% due 8/29/2005	16,004,066		16,004,066
18,905,000	Sara Lee Corporation 3.40% due 9/06/2005	18,840,723		18,840,723
25,000,000	Sara Lee Corporation 3.41% due 9/12/2005	24,900,542		24,900,542
20,765,000	Gannett Company Inc. 3.29% due 8/17/2005	20,734,637		20,734,637
27,000,000	Gannett Company Inc. 3.38% due 9/13/2005	26,890,995		26,890,995
20,000,000	Gannett Company Inc. 3.37% due 9/13/2005	19,919,494		19,919,494
30,000,000	BMW US Capital Corporation 3.33% due 8/22/2005	29,941,725		29,941,725
14,043,000	BMW US Capital Corporation 3.33% due 8/24/2005	14,013,124		14,013,124
18,500,000	DuPont Ei Nemour 3.33% due 9/01/2005	18,446,952		18,446,952
25,000,000	DuPont Ei Nemour 3.33% due 9/02/2005	24,926,000		24,926,000
15,000,000	Unilever Capital Corporation 3.32% due 9/02/2005	14,955,733		14,955,733
30,000,000	Wells Fargo & Company 3.30% due 9/12/2005	29,884,500		29,884,500
12,653,000	The Coca-Cola Company 3.36% due 9/15/2005	12,599,857		12,599,857
	Total Short-Term Investments	1,585,054,984		1,585,054,984

	Total Investments (99.16%)	$6,307,750,760	*	8,399,037,567

	Other assets in excess of liabilities (0.84%)			71,130,503
	Net Assets (100.00%)			$8,470,168,070

______________

* At July 31, 2005 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies	Sector/Industry Classifications
CAD - Canadian dollar	(1) Consumer Discretionary	(10) Media
EUR - euro	(2) Consumer Staples	(11) Paper and Forest Products
GBP - pound sterling	(3) Energy	(12) Precious Metals
HKD - Hong Kong dollar	(4) Financials	(13) Real Estate
MYR - Malaysian ringgit	(5) Government Issues	(14) Retail
NZD - New Zealand dollar	(6) Health Care	(15) Technology and Telecommunications
SEK - Swedish krona	(7) Holding Companies	(16) Transportation
SGD - Singapore dollar	(8) Industrials	(17) Utilities
(9) Materials

(a)	Non-income producing security/commodity.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine-months ended July 31, 2005.

Affiliate	Purchases		Sales		Dividend Income
	Shares	Cost	Shares	Gain/Loss
Corporacion Financiera Alba SA	–	–	–	–	$448,410
Deceuninck SA	410,309	$12,593,640	–	–	433,223
Finel SA	2,193,581	6,744,710	–	–	–
Fursys Incorporated	–	–	–	–	156,337
Gewiss S.p.A.	511,000	2,838,096	–	–	536,993
Haw Par Corporation Limited	800,000	2,475,923	–	–	1,010,112
Koninklijke Grolsch NV	–	–	–	–	579,299
Kukdong Electric Wire Company, Limited	–	–	–	–	108,233
Laurent-Perrier	63,708	2,825,314	–	–	651,845
Maezawa Kasei Industries Company	420,300	7,786,191	–	–	118,115
Mandom Corporation	247,300	6,447,785	–	–	397,650
Nexans Korea Limited	–	–	2,000,000	$1,488,156	96,456
Nitto Kohki Company, Limited	255,000	4,834,601	–	–	398,974
Pfeiffer Vacuum Technology	50,000	2,000,957	–	–	–
PT Bat Indonesia Tbk	350,000	350,383	–	–	–
Robertet SA	5,671	739,476	–	–	300,563
Sansei Yusoki Company, Limited	–	–	–	–	113,740
Shaw Brothers (Hong Kong) Limited	218,000	241,086	–	–	133,199
Société Sucrière de Pithiviers-le Vieil	–	–	–	–	716,877
Spirax-Sarco Engineering Plc	–	–	–	–	1,229,175
T. Hasegawa Company, Limited	343,400	5,085,885	–	–	–
Tasman Farms	–	–	–	–	–
United Services Group NV	–	–	28,542	289,468	501,943

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and/or interest.
(g)	Leveraged 1½ to 1
(h)	Leveraged 2 to 1
(i)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2005 is shown below.

Security	Acquisition Date	Cost
FINEL	7/14/1999	$2,407,421
FINEL 9½% due 6/30/2017	6/22/2005	9,649,600
Fregaté SAS 2% due 3/31/2013	4/30/2004	3,620,400
Hilti AG	11/30/2001	4,485,845
Nexans Korea Limited	9/19/2003	5,439,879

(j)	Security valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

First Eagle U.S. Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2005
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks-U.S. (45.55%)
	Consumer Discretionary (3.41%)
65,000	Papa John’s International Inc. (a)	$1,725,887	$2,801,500
85,570	McDonald’s Corporation	1,697,414	2,667,217
70,000	Hampshire Group, Limited (a)	1,171,963	1,578,500
60,000	Weyco Group, Inc.	859,063	1,380,600
8,000	Allen Organ Company, Class ‘B’	307,040	491,000
600	St. John Knits International Inc. (a)	18,600	19,530
		5,779,967	8,938,347
	Consumer Staples (1.65%)
218,915	Seneca Foods Corporation 0% Conv. Pfd. due 12/31/2049 (a)(g)	3,294,671	3,524,533
12,000	Altria Group Inc.	480,416	803,520
		3,775,087	4,328,053
	Energy (3.90%)
99,235	Burlington Resources, Inc.	2,466,162	6,361,956
36,000	ConocoPhillips	1,029,193	2,253,240
24,561	SEACOR Holdings (a)	1,092,560	1,626,921
		4,587,915	10,242,117
	Financials (0.41%)
50,000	Interpool Inc.	900,811	1,075,000
	Health Care (1.72%)
53,250	Johnson & Johnson, Inc.	3,242,524	3,405,870
20,000	Dentsply International Inc.	580,150	1,115,000
		3,822,674	4,520,870
	Holding Companies (3.47%)
90	Berkshire Hathaway Inc., Class ‘A’ (a)	7,037,585	7,515,000
10,000	Loews Corporation	624,759	836,300
557	Case Pomeroy & Company, Inc. Class ‘A’	538,848	739,139
		8,201,192	9,090,439
	Industrials (7.76%)
80,000	UniFirst Corporation	1,394,750	3,560,800
73,475	Banta Corporation	2,921,328	3,507,697
99,700	Tyco International Limited	1,610,398	3,037,859
100,000	Waste Management Inc.	2,611,912	2,812,000
48,980	Manpower Inc.	2,059,795	2,341,244
118,673	Blount International Inc. (a)	1,653,572	2,086,271
40,000	SPX Corporation	1,874,752	1,955,200
22,480	Franklin Electric Company, Inc.	406,203	978,105
5,000	Hardinge Inc.	54,150	76,500
		14,586,860	20,355,676
	Materials (0.63%)
20,000	Vulcan Materials Company	928,440	1,404,800
426	Central Steel & Wire Company	167,885	257,730
		1,096,325	1,662,530
	Media (5.73%)
450,000	Liberty Media Corporation (a)	3,294,267	3,955,500
70,000	Valassis Communications, Inc. (a)	2,022,112	2,768,500
81,255	Clear Channel Communications, Inc.	2,669,747	2,652,163
50,000	Dow Jones & Company, Inc.	1,831,509	1,876,500
36,000	Liberty Global, Inc. (a)	1,198,178	1,707,840
60,000	The Interpublic Group of Companies, Inc. (a)	975,620	750,000
44,392	The DIRECTV Group, Inc. (a)	570,281	683,637
45,000	Discovery Holding Company (a)	580,653	642,150
		13,142,367	15,036,290
	Paper and Forest Products (4.42%)
97,887	Rayonier Inc.	3,233,380	5,583,474
65,000	Deltic Timber Corporation	1,919,200	2,778,100
69,725	Plum Creek Timber Company, Inc.	1,991,745	2,639,091
26,950	Longview Fibre Company	277,027	603,141

See Notes to Schedule of Investments.

		7,421,352	11,603,806
	Precious Metals (1.25%)
55,000	Newmont Mining Corporation Holding Company	1,032,985	2,065,250
30,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	346,097	1,208,400
		1,379,082	3,273,650
	Real Estate (0.04%)
1,595	Prologis Trust 8.54% Pfd. Series ‘C’	82,039	99,787

	Retail (5.57%)
162,690	Costco Wholesale Corporation	6,012,890	7,478,859
70,000	Tiffany & Company	1,967,759	2,382,100
40,000	Barnes & Noble, Inc. (a)	947,019	1,640,800
30,000	The Sherwin-Williams Company	700,082	1,428,300
55,000	Dillard’s Inc., Class ‘A’	798,966	1,257,300
10,000	May Department Stores Company	293,498	410,500
		10,720,214	14,597,859
	Technology and Telecommunications (3.46%)
189,475	Microsoft Corporation	4,896,952	4,852,455
150,000	American Power Conversion Corporation	2,325,204	4,216,500
		7,222,156	9,068,955
	Utilities (2.13%)
58,100	CalEnergy Capital Trust 6½% Conv. Pfd. due 9/01/2027	2,380,238	2,629,025
60,000	IDACORP Inc.	1,541,211	1,887,000
40,000	Hawaiian Electric Industries, Inc.	845,477	1,077,200
		4,766,926	5,593,225

	Common Stocks-Non U.S. (2.51%)
	Canada (0.55%)
35,000	EnCana Corporation (3)	475,545	1,447,250

	Netherlands (1.01%)
300,000	Koninklijke Ahold NV (a)(11)	2,416,482	2,642,461

	United Kingdom (0.95%)
750,000	J.Z. Equity Partners, Plc (4)	1,499,247	2,183,235
10,000	Amdocs Limited (a)(12)	184,186	296,900
		1,683,433	2,480,135
	Total Common and Preferred Stocks	92,060,427	126,056,450
Ounces
	Commodity (0.91%)
5,548	Gold bullion (a)	2,367,267	2,386,639

Principal Amount
	Notes and Bonds and Convertible Bonds (6.07%)

	Commodity-Linked Notes (1.51%)
569,000	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(c)(d)(e)(9)	569,000	640,580
710,000	HSBC Gold-Linked Note 0% due 4/12/2006 (a)(b)(c)(d)(f)(9)	710,000	714,402
1,300,000	HSBC Gold-Linked Note 0% due 6/28/2006 (a)(b)(c)(d)(e)(9)	1,300,000	1,265,940
1,300,000	UBS Gold-Linked Note 0% due 6/02/2006 (a)(b)(c)(d)(e)(9)	1,300,000	1,339,984
		3,879,000	3,960,906

	U.S. Dollar Bonds and Notes (4.47%)
1,089,000	Columbus McKinnon Corporation 8½% due 4/01/2008 (6)	921,574	1,097,168
1,000,000	Columbus McKinnon Corporation 10% due 8/01/2010 (6)	1,022,500	1,100,000
1,200,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (12)	720,273	993,000
525,000	Longview Fibre Company 10% due 1/15/2009 (8)	556,375	559,125
250,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (10)	250,000	267,500
1,075,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	1,026,543	1,208,037
500,000	American Standard Companies Inc. 8¼% due 6/01/2009 (6)	530,000	556,925
995,000	Flowserve Finance B.V. 12¼% due 8/15/2010 (6)	1,130,323	1,064,650
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,062,000	1,157,500
850,000	Steinway Musical Instruments 8¾% due 4/15/2011 (1)	859,750	898,875
179,000	Domino’s Inc. 8¼% due 7/01/2011 (1)	177,969	193,767
300,000	Blount International Inc. 8 7/8% due 8/01/2012 (6)	300,000	328,500
125,000	R.H. Donnelley Finance 10 7/8% due 12/15/2012 (b)(4)	125,000	145,625
1,000,000	Texas Industries Inc. 7¼% due 7/15/2013 (7)	1,000,000	1,060,000
250,000	Jostens, Inc. 10¼% due 12/01/2013 (a)(1)	164,834	181,250
250,000	Elizabeth Arden Inc. 7¾% due 1/15/2014 (2)	250,000	265,311
600,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (5)	506,846	637,368
		10,603,987	11,714,601

See Notes to Schedule of Investments.

	U.S. Dollar Convertible Bond (0.09%)
250,000	SCI Systems Inc. 3% due 3/15/2007 (12)	202,621		235,938
	Total Notes, Bonds and Convertible Bonds	14,685,608		15,911,445
	Short-Term Investments (44.68%)
12,866,000	Burlington Northern Santa Fe Corporation 3.3% due 8/01/2005	12,866,000		12,866,000
4,314,000	Pitney Bowes Inc. 3.22% due 8/01/2005	4,314,000		4,314,000
3,622,000	Pitney Bowes Inc. 3.23% due 8/01/2005	3,622,000		3,622,000
3,121,000	Caterpillar Financial Services Corporation 3.23% due 8/01/2005	3,121,000		3,121,000
2,500,000	7-Eleven Inc. 3.25% due 8/02/2005	2,499,774		2,499,774
4,000,000	7-Eleven Inc. 3.25% due 8/08/2005	3,997,472		3,997,472
8,494,000	Wal-Mart Stores, Inc. 3.23% due 8/03/2005	8,492,476		8,492,476
3,195,000	Wal-Mart Stores, Inc. 3.33% due 8/23/2005	3,188,498		3,188,498
2,626,000	Emerson Electric Company 3.35% due 8/03/2005	2,625,511		2,625,511
1,378,000	Merck and Company, Inc. 3.25% due 8/04/2005	1,377,627		1,377,627
8,000,000	Pearson Plc 3.33% due 8/05/2005	7,997,040		7,997,040
3,450,000	Pearson Plc 3.43% due 8/17/2005	3,444,741		3,444,741
3,526,000	Pearson Plc 3.45% due 8/22/2005	3,518,904		3,518,904
3,423,000	BMW US Capital Corporation 3.24% due 8/08/2005	3,420,844		3,420,844
8,000,000	BMW US Capital Corporation 3.33% due 8/24/2005	7,982,980		7,982,980
6,455,000	Rabobank USA Finance Corporation 3.33% due 8/10/2005	6,449,675		6,449,675
9,000,000	Praxair, Inc. 3.36% due 8/11/2005	8,991,600		8,991,600
3,881,000	Hitachi Limited. 3.25% due 8/11/2005	3,877,496		3,877,496
8,500,000	Procter & Gamble Company 3.33% due 8/31/2005	8,476,413		8,476,413
7,000,000	Unilever Capital Corporation 3.33% due 9/02/2005	6,979,280		6,979,280
10,000,000	Henkel Corporation 3.5% due 9/23/2005	9,948,472		9,948,472
	Total Short-Term Investments	117,191,803		117,191,803
	Total Investments (99.72%)	$226,305,105	*	261,546,337
	Other assets in excess of liabilities (0.28%)			743,358
	Net assets (100.00%)			$262,289,695

______________

* At July 31, 2005 cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classifications

(1) Consumer Discretionary
(2) Consumer Staples
(3) Energy
(4) Financials
(5) Health Care
(6) Industrials
(7) Materials
(8) Paper and Forest Products
(9) Precious Metals
(10) Real Estate
(11) Retail
(12) Technology and Telecommunications

(a)	Non-income producing security.
(b)

All or a portion of this seecurity is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933. pursuant to Rule 144A under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1½ to 1
(f)	Leveraged 2 to 1
(g)	Security valued in accordance with fair value procedures under the supervision of the Board of Trustees

See Notes to Schedule of Investments.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks (63.22%)

	Australia (4.93%)
1,421,600	Newcrest Mining Limited	$15,453,388	$17,674,233
15,101,000	Lihir Gold Limited (a)	12,844,062	14,948,597
		28,297,450	32,622,830
	Canada (19.82%)
2,144,750	Placer Dome Inc.	28,384,991	29,747,683
1,215,000	Pan American Silver Corporation (a)(b)	12,003,945	19,095,623
2,905,000	IAMGOLD Corporation	11,752,143	18,685,260
435,000	Aber Diamond Corporation	12,356,590	13,509,869
2,255,800	Kinross Gold Corporation (a)	13,194,500	12,542,248
1,000,000	Dundee Precious Metals, Inc., Class ‘A’ (a)	3,742,602	6,677,291
5,065,000	Miramar Mining Corporation (a)	5,008,297	5,712,639
4,930,000	Guinor Gold Corporation (a)	3,966,002	3,827,796
1,412,000	Eldorado Gold Corporation (a)	4,342,447	3,798,280
3,323,900	Aurizon Mines Limited (a)	3,695,081	3,259,924
800,000	Richmont Mines, Inc. (a)	2,590,574	3,138,409
2,922,000	Metallica Resources Inc. (a)	3,969,176	3,104,573
750,000	Golden Star Resources Limited (a)(b)	970,106	2,265,000
1,500,000	Cumberland Resources (a)	2,867,130	1,973,765
676,000	Crystallex International Corporation (a)	2,282,729	1,867,419
950,000	Wesdome Gold Mining (a)(b)	872,829	1,195,701
350,000	Northern Orion Resources Inc. (a)	1,017,312	861,015
		113,016,454	131,262,495

	Hong Kong (0.38%)
12,000,000	Zijin Mining Group Company, Limited	2,674,686	2,547,115

	Latin America (1.31%)
625,000	Apex Silver Mines Limited (a)	9,570,425	8,675,000

	Mexico (4.63%)
6,558,400	Industrias Peñoles, SA de C.V.	12,943,627	30,645,370

	South Africa (16.35%)
3,765,000	Harmony Gold Mining Company Limited	44,363,923	30,873,000
2,575,000	Gold Fields Limited ADR	30,897,818	27,784,250
650,000	Anglogold Ashanti Limited ADR	23,724,841	22,347,000
175,000	Impala Platinum Holdings Limited	11,659,943	16,195,817
3,850,000	Mvelaphanda Resources Limited (a)	12,648,482	9,163,878
1,425,000	Randgold and Exploration Company Limited ADR (a)	3,834,880	1,881,000
		127,129,887	108,244,945
	Sweden (0.24%)
1,135,000	Riddarhyttan Resources AB (a)	891,393	1,571,789

	United Kingdom (1.03%)
200,000	Anglo American Plc	4,494,981	5,065,632
1,000,000	Trans-Siberian Gold Limited (a)	2,303,773	1,723,722
		6,798,754	6,789,354

	United States (14.01%)
3,639,375	Newmont Mining Corporation Holding Company	41,059,389	49,838,167
450,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	9,910,228	18,126,000
207,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	5,577,268	8,897,600
215,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	1,760,012	836,140
715,000	Royal Gold, Inc.	10,056,061	13,720,850
2,088,600	Canyon Resources Corporation (a)(c)	3,306,905	1,336,704
		71,669,863	92,755,461

	Miscellaneous (0.52%)
260,000	Rangold Resources Limited ADR (a)	2,992,859	3,458,000

	Total Common and Preferred Stocks	375,985,398	418,572,359

Ounces	Commodities (19.36%)
241,872	Gold bullion (a)	94,449,432	104,053,412

See Notes to Schedule of Investments.

3,337,158	Silver bullion (a)	21,925,330	24,144,339
	Total Commodities	116,374,762	128,197,751

Principal	Notes and Convertible Bond (11.81%)
	Commodity-Linked Notes (11.73%)
2,315,000	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(f)	2,315,000	2,606,227
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(f)	1,174,000	1,321,807
600,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(f)	600,000	657,480
1,130,000	HSBC Gold-Linked Note 0% due 8/19/2005 (a)(b)(d)(e)(f)	1,130,000	1,260,402
1,700,000	HSBC Gold-Linked Note 0% due 8/22/2005 (a)(b)(d)(e)(f)	1,700,000	1,878,500
1,140,000	HSBC Gold-Linked Note 0% due 8/23/2005 (a)(b)(d)(e)(f)	1,140,000	1,237,584
1,164,000	HSBC Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(f)	1,164,000	1,260,146
1,195,000	HSBC Gold-Linked Note 0% due 8/30/2005 (a)(b)(d)(e)(f)	1,195,000	1,256,782
1,170,000	HSBC Gold-Linked Note 0% due 8/31/2005 (a)(b)(d)(e)(f)	1,170,000	1,250,028
557,500	HSBC Gold-Linked Note 0% due 9/07/2005 (a)(b)(d)(e)(f)	557,500	593,515
1,000,000	HSBC Gold-Linked Note 0% due 9/08/2005 (a)(b)(d)(e)(f)	1,000,000	1,061,800
1,000,000	HSBC Gold-Linked Note 0% due 9/09/2005 (a)(b)(d)(e)(f)	1,000,000	1,066,600
1,000,000	HSBC Gold-Linked Note 0% due 9/13/2005 (a)(b)(d)(e)(f)	1,000,000	1,077,700
550,000	HSBC Gold-Linked Note 0% due 9/14/2005 (a)(b)(d)(e)(f)	550,000	605,275
1,000,000	HSBC Gold-Linked Note 0% due 9/15/2005 (a)(b)(d)(e)(f)	1,000,000	1,106,900
1,000,000	HSBC Gold-Linked Note 0% due 9/19/2005 (a)(b)(d)(e)(f)	1,000,000	1,084,900
806,000	HSBC Gold-Linked Note 0% due 9/20/2005 (a)(b)(d)(e)(f)	806,000	883,376
1,000,000	HSBC Gold-Linked Note 0% due 10/03/2005 (a)(b)(d)(e)(f)	1,000,000	1,057,200
1,000,000	HSBC Gold-Linked Note 0% due 10/04/2005 (a)(b)(d)(e)(f)	1,000,000	1,055,700
1,650,000	HSBC Gold-Linked Note 0% due 10/07/2005 (a)(b)(d)(e)(f)	1,650,000	1,707,090
590,000	HSBC Gold-Linked Note 0% due 10/13/2005 (a)(b)(d)(e)(f)	590,000	604,337
500,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(f)	500,000	503,550
1,000,000	HSBC Gold-Linked Note 0% due 11/01/2005 (a)(b)(d)(e)(f)	1,000,000	987,700
570,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(f)	570,000	572,565
500,000	HSBC Gold-Linked Note 0% due 11/08/2005 (a)(b)(d)(e)(f)	500,000	493,300
600,000	HSBC Gold-Linked Note 0% due 11/14/2005 (a)(b)(d)(e)(f)	600,000	589,620
2,000,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(f)	2,000,000	1,909,400
1,595,000	HSBC Gold-Linked Note 0% due 11/29/2005 (a)(b)(d)(e)(f)	1,595,000	1,475,694
1,000,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(f)	1,000,000	922,800
605,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(f)	605,000	559,141
1,000,000	HSBC Gold-Linked Note 0% due 12/07/2005 (a)(b)(d)(e)(f)	1,000,000	906,700
1,000,000	HSBC Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(f)	1,000,000	916,300
1,837,000	HSBC Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(g)	1,837,000	1,603,334
3,346,000	HSBC Gold-Linked Note 0% due 12/19/2005 (a)(b)(d)(e)(g)	3,346,000	3,190,411
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(f)	1,000,000	946,800
1,000,000	HSBC Gold-Linked Note 0% due 12/29/2005 (a)(b)(d)(e)(f)	1,000,000	944,600
1,000,000	HSBC Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(f)	1,000,000	945,300
1,000,000	HSBC Gold-Linked Note 0% due 1/05/2006 (a)(b)(d)(e)(f)	1,000,000	936,100
1,000,000	HSBC Gold-Linked Note 0% due 1/06/2006 (a)(b)(d)(e)(f)	1,000,000	967,600
500,000	HSBC Gold-Linked Note 0% due 2/06/2006 (a)(b)(d)(e)(f)	500,000	493,300
1,200,000	HSBC Gold-Linked Note 0% due 2/09/2006 (a)(b)(d)(e)(f)	1,200,000	1,214,160
565,000	HSBC Gold-Linked Note 0% due 3/14/2006 (a)(b)(d)(e)(f)	565,000	552,175
3,570,000	HSBC Gold-Linked Note 0% due 6/28/2006 (a)(b)(d)(e)(f)	3,570,000	3,476,466
570,000	HSBC Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(f)	570,000	551,760
1,830,000	HSBC Gold-Linked Note 0% due 8/02/2006 (a)(b)(d)(e)(f)	1,830,000	1,853,973
1,000,000	HSBC Silver-Linked Note 0% due 10/05/2005 (a)(b)(d)(e)(f)	1,000,000	1,122,000
1,000,000	HSBC Silver-Linked Note 0% due 10/06/2005 (a)(b)(d)(e)(f)	1,000,000	1,099,300
450,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(f)	450,000	493,390
2,350,000	UBS Gold-Linked Note 0% due 8/12/2005 (a)(b)(d)(e)(f)	2,350,000	2,679,146
900,000	UBS Gold-Linked Note 0% due 9/01/2005 (a)(b)(d)(e)(f)	900,000	972,110
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(f)	1,100,000	1,137,370
1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(f)	1,100,000	1,125,315
1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(f)	1,100,000	1,112,634
850,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(f)	850,000	854,678
600,000	UBS Gold-Linked Note 0% due 12/08/2005 (a)(b)(d)(e)(f)	600,000	554,689
2,150,000	UBS Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(f)	2,150,000	1,980,389
1,000,000	UBS Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(f)	1,000,000	912,687
1,150,000	UBS Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(f)	1,150,000	1,045,316
1,200,000	UBS Gold-Linked Note 0% due 12/23/2005 (a)(b)(d)(e)(g)	1,200,000	1,128,808
1,150,000	UBS Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(g)	1,150,000	1,081,673
900,000	UBS Gold-Linked Note 0% due 3/24/2006 (a)(b)(d)(e)(g)	900,000	841,463
3,600,000	UBS Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(f)	3,600,000	3,581,914
1,950,000	UBS Gold-Linked Note 0% due 7/26/2006 (a)(b)(d)(e)(f)	1,950,000	1,971,637
600,000	UBS Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(f)	600,000	610,024
1,000,000	UBS Silver-Linked Note 0% due 9/23/2005 (a)(b)(d)(e)(f)	1,000,000	1,224,200
		76,679,500	77,674,841
	U.S. Dollar Convertible Bond (0.08%)
500,000	Agnico-Eagle Mines Limited 4½% due 2/15/2012	566,875	496,875

See Notes to Schedule of Investments.

	Total Notes and Convertible Bond	77,246,375		78,171,716

	Short-Term Investments (5.51%)
16,128,000	Burlington Northern Santa Fe Corporation 3.30% due 8/01/2005	16,128,000		16,128,000
8,956,000	Praxair, Inc. 3.40% due 8/16/2005	8,943,313		8,943,313
11,450,000	Wal-Mart Stores, Inc. 3.33% due 8/23/2005	11,426,699		11,426,699
	Total Short-Term Investments	36,498,012		36,498,012

	Total Investments (99.90%)	$606,104,547	*	661,439,838

	Other assets in excess of liabilites (0.10%)			735,099

	Net assets (100.00%)			$662,174,937

______________

* At July 31, 2005 cost is substantially identical for both book and federal income tax purposes.

(a)	Non-income producing security/commodity.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine-months ended July 31, 2005.

	Purchases
Affiliate	Shares	Cost
Canyon Resources Corporation	1,463,600	$1,205,029

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	Leveraged 1½ to 1
(g)	Leveraged 2 to 1

See Notes to Schedule of Investments.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS

July 31, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common Stocks - U.S. (92.78%)

	Biotechnology (6.11%)
1,070,200	Celera Genomics Group-Applera Corporation (a)	$13,003,148	$13,206,268
556,700	Applera Corporation - Applied Biosystems Group	11,500,185	11,590,494
405,800	Medimmune Inc. (a)(d)	9,839,087	11,528,778
482,900	InterMune Inc. (a)	8,382,330	7,306,277
95,700	Cephalon Inc. (a)(d)	4,514,991	4,009,830
		47,239,741	47,641,647

	Consumer Discretionary (14.37%)
439,200	Autoliv, Inc.	18,898,812	19,566,360
845,500	UAP Holding Corporation	13,651,936	16,402,700
528,600	GTECH Holdings Corporation (d)	10,925,033	15,836,856
257,200	The Stanley Works (d)	11,545,520	12,584,796
549,200	Hasbro Inc.	8,935,284	12,049,448
164,000	Lennar Corporation, Class ‘A’ (d)	8,397,385	11,032,280
106,000	The Black & Decker Corporation (d)	8,866,342	9,572,860
94,000	Fortune Brands Inc. (d)	8,501,340	8,887,700
117,500	YUM! Brands Inc. (d)	2,741,165	6,151,125
		92,462,817	112,084,125

	Consumer Staples (5.43%)
760,250	Dean Foods Company (a)	16,636,169	27,140,925
137,600	Kimberly-Clark Corporation (d)	6,910,737	8,773,376
110,650	TreeHouse Foods Inc. (a)	2,105,254	3,383,677
270,500	Del Monte Foods Company (a)	2,806,151	3,040,420
		28,458,311	42,338,398

	Energy (2.10%)
292,900	Devon Energy Corporation (d)	11,761,403	16,428,761

	Financials (0.70%)
689,200	Knight Capital Group Inc.(a)	7,232,692	5,444,680

	Health Care Services (17.84%)
814,900	Manor Care Inc. (d)	17,964,656	30,933,604
483,600	Biogen Idec Inc. (a)(d)	18,382,032	19,000,644
599,100	Boston Scientific Corporation (a)	19,736,939	17,343,945
802,000	Andrx Corporation (a)	16,582,825	14,877,100
341,300	Community Health Systems Inc. (a)(d)	6,812,257	13,177,593
224,600	Edwards Lifesciences Corporation (a)(d)	8,441,604	10,302,402
150,900	C.R. Bard, Inc. (d)	4,980,662	10,078,611
202,200	Baxter International (d)	6,140,814	7,940,394
5,882,353	ReGen Biologics Inc. (a)(b)(c)(e)(f)	5,000,000	5,764,706
223,254	Viasys Healthcare Inc. (a)(d)	4,004,716	5,545,629
786,600	Healthsouth Corporation (a)	4,233,054	4,216,176
		112,279,559	139,180,804

	Industrials (20.42%)
450,700	L-3 Communications Holdings Inc. (d)	17,568,088	35,258,261
1,139,400	Tyco International Limited	17,915,905	34,717,518
297,700	General Dynamics Corporation (d)	27,262,973	34,292,063
379,100	American Standard Companies Inc. (d)	9,903,276	16,786,548

See Notes to Schedule of Investments.

305,400	Teekay Shipping Corporation (d)	14,319,007	14,051,454
264,500	Pentair, Inc. (d)	8,912,116	10,624,965
115,000	Precision Castparts Corporation (d)	8,765,097	10,347,700
99,400	Teekay LNG Partners LP (a)	2,287,929	3,272,248
		106,934,391	159,350,757

	Information Technology (2.86%)
242,600	DST Systems Inc. (a)	11,041,572	12,314,376
271,500	Storage Technology Corporation (a)	6,672,715	9,972,195
		17,714,287	22,286,571

	Materials (9.89%)
599,300	Ball Corporation (d)	14,892,153	22,743,435
1,065,300	Packaging Corporation of America	17,231,925	22,637,625
197,500	Monsanto Company (d)	10,331,309	13,305,575
446,900	Pactiv Corporation (a)	10,908,843	9,840,738
80,800	Phelps Dodge Corporation (d)	7,610,446	8,601,160
		60,974,676	77,128,533

	Pharmaceuticals (5.42%)
1,303,100	Valeant Pharmaceuticals International	24,138,745	25,710,163
1,059,300	Millennium Pharmaceuticals Inc. (a)(d)	10,598,622	10,942,569
333,700	Noven Pharmaceuticals Inc. (a)	6,948,728	5,642,867
		41,686,095	42,295,599

	Telecommunication Services (4.56%)
245,600	NII Holdings Inc., Class ‘B’ (a)(d)	8,792,167	18,282,464
189,400	Alltel Corporation	10,734,234	12,595,100
150,700	Leap Wireless International Inc. (a)	4,532,030	4,679,235
		24,058,431	35,556,799

	Utilities (3.08%)
266,900	Constellation Energy Group	10,591,655	16,070,049
372,800	Nalco Holding Company (a)(d)	7,224,328	7,996,560
		17,815,983	24,066,609

	Total Common Stocks - U.S.	568,618,386	723,803,283

	Preferred Stocks - U.S. (1.71%)
7,323	Dobson Communications Corporation 13% 5/01/2009 Conv. Pfd. (a)	6,476,300	9,904,358
1,000	Tidewater Holdings Inc. Ser. B Conv. (a)(c)(e)	1,000,000	1,504,650
1,200	Tidewater Holdings Inc. Ser. A Conv. (a)(c)(e)	1,200,000	1,200,000
26,057	Assistive Technology Inc. Ser. F (a)(c)(e)	342,000	342,000
67,777	Assistive Technology Inc. Ser. E-1 (a)(c)(e)	883,921	220,980
51,966	Assistive Technology Inc. Ser. E-2 (a)(c)(e)	500,000	125,000
	Total Preferred Stocks - U.S.	10,402,221	13,296,988

	Warrants - U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(c)(e)	382	382
37,234	Assistive Technology Inc. Ser E-1 (a)(c)(e)	–	–
1,470,588	ReGen Biologics Inc. (a)(c)(e)(f)	–	–
	Total Warrants - U.S.	382	382

	Other Investments - U.S. (0.00%)
16	Euro Outlet Malls, L.P. (a)(c)(e)	–	–

	Common Stocks - Non U.S. (4.57%)

	Canada (0.06%)
54,700	Norbord Inc. (3)	545,480	461,668

	France (1.63%)
557,400	Thomson ADR (1)	14,089,959	12,703,146

See Notes to Schedule of Investments.

	United Kingdom (2.88%)
642,800	Shire Pharmaceuticals Group Plc ADR (2)	15,250,948	22,498,000

	Total Common Stocks - Non U.S.	29,886,387	35,662,814

	Short-Term Investment (3.76%)
$3,000,000	United States Treasury Bill 2.895% due 8/25/2005	2,994,300	2,994,300
6,000,000	United States Treasury Bill 2.975% due 9/15/2005	5,978,225	5,978,225
8,000,000	United States Treasury Bill 3.08% due 9/29/2005	7,960,445	7,958,192
6,000,000	United States Treasury Bill 3.1455% due 10/06/2005	5,966,707	5,964,684
2,500,000	United States Treasury Bill 3.135% due 10/13/2005	2,484,183	2,483,675
4,000,000	United States Treasury Bill 3.22% due 10/20/2005	3,971,556	3,971,024
	Total Short-Term Investments	29,355,416	29,350,100
	Total Investment Portfolio Excluding Covered Call Options Written	638,262,792	801,977,817

Contracts	Covered Call Options Written (-2.60%)
663	American Standard Companies Inc. @ $45 exp. Oct 2005		(106,080)
599	Ball Corporation @ $40 exp. Sep 2005		(31,447)
1,011	Baxter International Inc. @ $35 exp. Aug 2005		(444,840)
1,011	Baxter International Inc. @ $37.5 exp. Aug 2005		(199,672)
230	Biogen Idec Inc. @ $40 exp. Oct 2005		(56,350)
181	C.R. Bard, Inc. @ $65 exp. Oct 2005		(69,685)
611	C.R. Bard, Inc. @ $70 exp. Oct 2005		(88,595)
210	Cephalon Inc. @ $45 exp. August 2005		(6,300)
940	Community Health Systems Inc. @ $35 exp. Sep 2005		(413,600)
426	Community Health Systems Inc. @ $40 exp. Sep 2005		(38,340)
1,051	Devon Energy Corporation @ $45 exp. Oct 2005		(1,240,180)
1,433	Devon Energy Corporation @ $50 exp. Oct 2005		(1,060,420)
445	Devon Energy Corporation @ $55 exp. Oct 2005		(173,550)
377	Edwards Lifesciences Corporation @ $45 exp. Nov 2005		(101,790)
940	Fortune Brands Inc. @ $90 exp. Sep 2005		(535,800)
174	General Dynamics Corporation @ $105 exp. Aug 2005		(181,830)
423	General Dynamics Corporation @ $110 exp. Aug 2005		(241,110)
348	General Dynamics Corporation @ $115 exp. Aug 2005		(59,160)
627	General Dynamics Corporation @ $115 exp. Nov 2005		(282,150)
211	General Dynamics Corporation @ $120 exp. Nov 2005		(46,420)
528	GTECH Holdings Corporation @ $25 exp. Sep 2005		(266,640)
528	GTECH Holdings Corporation @ $27.5 exp. Sep 2005		(149,160)
138	Kimberly-Clark Corporation @ $65 exp. Aug 2005		(4,830)
138	Kimberly-Clark Corporation @ $65 exp. Sep 2005		(9,315)
945	L-3 Communications Holdings Inc. @ $70 exp. Oct 2005		(874,125)
812	L-3 Communications Holdings Inc. @ $75 exp. Aug 2005		(300,440)
2,343	L-3 Communications Holdings Inc. @ $75 exp. Oct 2005		(1,335,510)
407	L-3 Communications Holdings Inc. @ $80 exp. Oct 2005		(107,855)
63	Lennar Corporation Class ‘A’ @ $55 exp. Aug 2005		(77,490)
64	Lennar Corporation Class ‘A’ @ $60 exp. Aug 2005		(48,000)
121	Lennar Corporation Class ‘A’ @ $65 exp. Aug 2005		(39,930)
499	Lennar Corporation Class ‘A’ @ $65 exp. Nov 2005		(314,370)
2,039	Manor Care Inc. @ $35 exp. Aug 2005		(626,992)
3,493	Manor Care Inc. @ $40 exp. Aug 2005		(87,325)
1,015	Medimune Inc. @ $27.5 exp. Aug 2005		(126,875)
1,827	Medimune Inc. @ $27.5 exp. Sep 2005		(301,455)
5,793	Millennium Pharmaceuticals Inc. @ $10 exp. Nov 2005		(753,090)
4,800	Millennium Pharmaceuticals Inc. @ $10 exp. Sep 2005		(444,000)
1,238	Monsanto Company @ $60 exp. Oct 2005		(1,188,480)
414	Monsanto Company @ $65 exp. Oct 2005		(209,070)
323	Monsanto Company @ $65 exp. Sep 2005		(145,350)
187	Nalco Holding Company @ $20 exp. Aug 2005		(26,180)
373	Nalco Holding Company @ $20 exp. Sep 2005		(66,207)
709	NII Holdings Inc., Class ‘B’ @ $55 exp. Sep 2005		(1,371,915)
1,227	NII Holdings Inc., Class ‘B’ @ $60 exp. Sep 2005		(1,791,420)

See Notes to Schedule of Investments.

520	NII Holdings Inc., Class ‘B’ @ $65 exp. Sep 2005			(504,400)
452	Pentair Inc. @ $40 exp. Nov 2005			(110,740)
1,158	Pentair Inc. @ $45 exp. Aug 2005			(11,580)
694	Pentair Inc. @ $45 exp. Nov 2005			(45,110)
256	Pentair Inc. @ $45 exp. Sep 2005			(4,480)
198	Phelps Dodge Corporation @ $100 exp. Oct 2005			(212,850)
610	Phelps Dodge Corporation @ $95 exp. Oct 2005			(869,250)
48	Precision Castparts Corporation @ $75 exp. Sep 2005			(73,440)
209	Precision Castparts Corporation @ $80 exp. Aug 2005			(211,090)
165	Precision Castparts Corporation @ $80 exp. Sep 2005			(172,425)
234	Precision Castparts Corporation @ $85 exp. Sep 2005			(141,570)
175	Precision Castparts Corporation @ $90 exp. Sep 2005			(49,875)
178	Teekay Shipping Corporation @ $45 exp. Aug 2005			(37,380)
411	Teekay Shipping Corporation @ $45 exp. Oct 2005			(127,410)
371	Teekay Shipping Corporation @ $45 exp. Sep 2005			(87,185)
108	The Black & Decker Corporation @ $80 exp. Aug 2005			(112,860)
847	The Black & Decker Corporation @ $85 exp. Aug 2005			(478,555)
105	The Black & Decker Corporation @ $90 exp. Aug 2005			(19,163)
980	The Stanley Works @ $45 exp. Oct 2005			(460,600)
267	The Stanley Works @ $50 exp. Oct 2005			(38,715)
403	The Stanley Works @ $50 exp. Sep 2005			(43,323)
223	Viasys Healthcare Inc. @ $22.5 exp. Aug 2005			(56,308)
613	Viasys Healthcare Inc. @ $22.5 exp. Oct 2005			(176,238)
56	Viasys Healthcare Inc. @ $25 exp. Oct 2005			(6,860)
223	Viasys Healthcare Inc. @ $25 exp Sep 2005			(20,628)
325	YUM! Brands Inc. @ $50 exp. Oct 2005			(117,000)
850	YUM! Brands Inc. @ $55 exp. Oct. 2005			(76,500)
	Total Covered Call Options Written (premium $14,282,733)			(20,308,878)

	Total Investment Portfolio (100.22%)	$623,980,059	*	781,804,689

	Liabilities in excess of other assets (-0.22%)			(1,681,140)

	Net Assets (100.00%)			$780,123,549

______________
*	At July 31, 2005, cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classifications

(1) Consumer Discretionary

(2) Pharmaceuticals

(3) Materials

(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission Information concerning each restricted security holding on July 31, 2005 is shown below.

Security	Acquisition Date	Cost
Assistive Technology Inc. Ser. E-1	10/31/95	$589,281
Assistive Technology Inc. Ser. E-2	12/19/96	333,333
Assistive Technology Inc. Ser. F	12/07/01	342,000
Assistive Technology Inc. Warrants	10/21/98	382
Assistive Technology Inc. Ser. E-1 Warrants	10/21/98	–

See Notes to Schedule of Investments.

	Acquisition Date	Cost
ReGen Biologics Inc.	7/14/05	5,000,000
ReGen Biologics Inc. Warrants	7/14/05	–
Euro Outlet Malls, L.P.	12/30/94	–
Tidewater Holdings Inc.
Ser. A Conv. Pfd. Stock	7/09/96	1,200,000
Tidewater Holdings Inc.
Ser. B Conv. Pfd. Stock	12/20/02	1,000,000

(d)	At July 31, 2005, all or a portion of this security was segregated to cover collateral requirement for options.
(e)	Security for which there is less than three market makers.
(f)	Security valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

Note 1 — Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. Additionally, effective May 23, 2000, the Funds’ fiscal year end changed from March 31 to October 31 of each year.

a) Investment valuation— Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. London closing exchange rates typically are used to convert foreign security prices into U.S. dollars while commodities (such as physical metals) normally are valued at the price of the last sale on the COMEX exchange as of the close of business on the date on which assets are valued. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a–2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By \s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer
Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By \s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer	Date: September 28, 2005

\s\ John P. Arnhold
John P. Arnhold, President	Date: September 28, 2005